UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Kelly Bowers Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (32.6% of portfolio)
American Honda Finance Corp. (a)	0.35%	05/14/10	$1,700,000	$1,700,150
Bank of America Corp.	2.50	05/12/10	5,750,000	5,764,957
Bank of America Corp.	4.50	06/15/10	2,000,000	2,017,250
Bank of America Corp.	4.79	08/04/10	1,500,000	1,520,428
Citigroup Funding Inc.	1.30	05/07/10	2,856,000	2,858,813
Citigroup Funding Inc.	1.35	05/12/10	2,155,000	2,157,515
Citigroup Funding Inc.	0.40	05/18/10	2,750,000	2,750,574
ConocoPhillips	8.75	05/25/10	4,290,000	4,344,235
Deere & Co.	5.40	04/07/10	5,955,000	5,960,124
Deere & Co.	7.85	05/15/10	454,000	458,145
E.I. du Pont de Nemours & Co.	4.13	04/30/10	9,057,000	9,085,124
Hewlett-Packard Co.	0.32	06/15/10	1,170,000	1,170,372
HSBC Finance Corp.	4.75	04/15/10	2,399,000	2,402,955
HSBC Finance Corp.	0.50	05/10/10	3,810,000	3,809,659
HSBC Finance Corp.	8.00	07/15/10	3,000,000	3,062,094
Toyota Motor Credit Corp.	0.31	06/16/10	1,945,000	1,945,352
Wal-Mart Stores, Inc.	4.13	07/01/10	5,000,000	5,048,455
Wal-Mart Stores, Inc.	4.75	08/15/10	917,000	932,337
Wells Fargo & Co.	0.40	06/01/10	700,000	699,872
Wells Fargo & Co.	0.29	06/18/10	3,067,000	3,067,194
Total Corporate Notes (Cost $60,755,605)				60,755,605

COMMERCIAL PAPER (54.8% of portfolio)
American Honda Finance Corp.	0.15	04/16/10	2,200,000	2,199,862
American Honda Finance Corp.	0.18	05/04/10	1,960,000	1,959,677
American Honda Finance Corp.	0.20	05/17/10	3,290,000	3,289,159
AT&T, Inc. (a)	0.13	04/26/10	5,000,000	4,999,549
Chevron Funding Corp.	0.16	04/20/10	1,500,000	1,499,873
Citigroup Funding Inc.	0.23	05/13/10	1,000,000	999,732
Coca-Cola Co. (a)	0.15	04/21/10	1,750,000	1,749,854
Coca-Cola Co. (a)	0.15	05/19/10	2,236,000	2,235,553
Coca-Cola Co. (a)	0.16	06/01/10	3,200,000	3,199,132
Coca-Cola Co. (a)	0.20	06/17/10	2,000,000	1,999,144
ConocoPhillips Qatar Funding Ltd. (a)	0.14	04/08/10	1,850,000	1,849,950
ConocoPhillips Qatar Funding Ltd. (a)	0.17	05/14/10	3,070,000	3,069,377
Florida Power & Light Company	0.24	04/12/10	4,000,000	3,999,707
Hewlett-Packard Co. (a)	0.15	04/27/10	1,500,000	1,499,838
Hewlett-Packard Co. (a)	0.16	04/28/10	1,266,000	1,265,848
Hewlett-Packard Co. (a)	0.16	04/29/10	3,000,000	2,999,627
Deere & Co. (a)	0.15	04/07/10	1,100,000	1,099,973
Deere & Co. (a)	0.15	04/16/10	1,700,000	1,699,894
L'Oreal SA (a)	0.12	04/07/10	3,000,000	2,999,940
L'Oreal SA (a)	0.14	06/11/10	4,000,000	3,998,896
L'Oreal SA (a)	0.16	06/11/10	2,260,000	2,259,287
MetLife Funding Inc.	0.16	04/19/10	3,000,000	2,999,760
MetLife Funding Inc.	0.17	04/22/10	1,000,000	999,901
Nestle Capital Corp. (a)	0.11	04/12/10	1,400,000	1,399,953
Nestle Capital Corp. (a)	0.16	05/25/10	5,700,000	5,698,632
Nestle Capital Corp. (a)	0.17	06/08/10	2,100,000	2,099,326
Oracle Corp. (a)	0.13	04/13/10	3,848,000	3,847,840
Oracle Corp. (a)	0.13	04/14/10	3,700,000	3,699,833
Oracle Corp. (a)	0.13	04/15/10	1,700,000	1,699,917
PACCAR Financial	0.14	04/22/10	1,500,000	1,499,878
PACCAR Financial	0.16	05/04/10	2,720,000	2,719,601
PACCAR Financial	0.15	05/10/10	1,450,000	1,449,764
PACCAR Financial	0.16	05/13/10	1,000,000	999,813
PACCAR Financial	0.21	05/13/10	2,480,000	2,479,392
Proctor & Gamble Co. (a)	0.16	04/14/10	3,000,000	2,999,827

DAILY INCOME FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
COMMERCIAL PAPER - continued
Proctor & Gamble Co. (a)	0.16%		05/03/10	$2,000,000	$1,999,716
Southern Company (a)	0.14		04/22/10	2,066,000	2,065,831
Total S.A. (a)	0.18		04/08/10	3,000,000	2,999,895
Total S.A. (a)	0.19		06/04/10	3,800,000	3,798,716
Total S.A. (a)	0.20		06/04/10	1,800,000	1,799,360
Toyota Motor Credit Corp.	0.18		04/05/10	2,950,000	2,949,941
Toyota Motor Credit Corp.	0.22		04/19/10	1,000,000	999,890
Total Commercial Paper (Cost $102,080,658)					102,080,658

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.9% of portfolio)
Federal Home Loan Mortgage Corp.	0.12		04/06/10	5,745,000	5,744,904
U.S. Treasury Bill	0.19		06/10/10	4,000,000	3,998,626
U.S. Treasury Bill	0.15		06/10/10	2,000,000	1,999,313
U.S. Treasury Bill	0.21		08/26/10	3,000,000	2,997,397
Total U.S. Government Agency Obligations (Cost $14,740,240)					14,740,240

CERTIFICATES OF DEPOSIT (0.1% of portfolio)
MidFirst Bank	0.65		04/08/10	245,000	245,000
Total Certificates of Deposit (Cost $245,000)					245,000

				Shares
MONEY MARKET ACCOUNTS (4.6% of portfolio)
SSgA Prime Money Market Fund	0.05	(b)		8,632,000	8,632,000
SSgA Money Market Fund	0.01	(b)		1,811	1,811
Total Money Market Accounts (Cost $8,633,811)					8,633,811

TOTAL INVESTMENTS IN SECURITIES (Cost $186,455,314) - 100%					$186,455,314

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  The security has been determined to be liquid under criteria established by the Fund's Board of Directors. Total of such securities at period-end amounts to $72,734,858 and represents 39.0% of total investments.

(b)	7-day yield at March 31, 2010.

At March 31, 2010, the cost of investment securities for tax purposes was $186,455,314.  There were no unrealized gains or losses.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$-	$102,080,658	$-	$102,080,658
Corporate Notes	$-	$60,755,605	$-	$60,755,605
U.S. Government Agency Obligations	$-	$14,740,240	$-	$14,740,240
Certificates of Deposit	$-	$245,000	$-	$245,000
Cash Equivalents	$8,633,811	$-	$-	$8,633,811
	$8,633,811	$177,821,503	$-	$186,455,314

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (4.1% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$31,054	$31,923
Small Business Administration 98-20D	6.15		04/01/18	38,510	41,711
Small Business Administration 98-20E	6.30		05/01/18	37,373	40,586
Small Business Administration 98-20H	6.15		08/01/18	14,421	15,630
Small Business Administration 99-20D	6.15		04/01/19	53,603	57,837
Small Business Administration 04-20B	4.72		02/01/24	102,156	106,885
Small Business Administration 04-20C	4.34		03/01/24	143,788	148,605
Small Business Administration 05-10E	4.54		09/01/15	47,460	49,580
Small Business Administration Pool # 100075	3.50		05/25/19	40,754	39,114
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	8,646	8,800
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	17,297	17,064
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	47,953	47,133
Small Business Administration Pool # 502543	0.95	(a)	01/25/19	84,958	84,499
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	3,772	3,769
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	35,623	35,381
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	25,581	25,331
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	10,751	10,609
Small Business Investment Companies 02-20K	5.08		11/01/22	48,417	51,269
Small Business Investment Companies 02-P10B	5.20		08/10/12	73,896	77,584
Small Business Investment Companies 03-10A	4.63		03/10/13	584,021	608,477
Small Business Investment Companies 03-10B	3.39		03/01/13	46,030	47,039
Small Business Investment Companies 03-P10A	4.52		02/10/13	9,981	10,387
Small Business Investment Companies 03-P10B	5.14		08/10/13	45,969	48,523
Small Business Investment Companies 04-10A	4.12		03/01/14	258,460	266,778
Small Business Investment Companies 04-10B	4.68		09/10/14	277,541	288,515
Small Business Investment Companies 04-P10A	4.50		02/01/14	50,536	52,496
Small Business Investment Companies 05-P10A	4.64		02/10/15	92,970	97,396
Small Business Investment Companies 05-10B	4.94		09/10/15	272,876	283,135
Small Business Investment Companies 07-10A	5.38		03/10/17	102,593	109,559
Total Asset Backed Securities (Cost $2,551,578)					2,705,615

MORTGAGE BACKED SECURITIES (7.1% of portfolio)
GNMA #2602	6.00		06/20/28	74,740	81,236
GNMA #2707	5.50		01/20/14	12,481	13,255
GNMA #8004	3.63	(a)	07/20/22	31,343	32,203
GNMA #8006	3.63	(a)	07/20/22	30,704	31,558
GNMA #8038	3.63	(a)	08/20/22	17,578	18,067
GNMA #8040	3.63	(a)	08/20/22	44,192	45,655
GNMA #8054	3.13	(a)	10/20/22	11,069	11,243
GNMA #8076	3.13	(a)	11/20/22	18,422	18,699
GNMA #8102	4.00	(a)	02/20/16	8,108	8,397
GNMA #8103	4.50	(a)	02/20/16	29,559	30,672
GNMA #8157	4.38	(a)	03/20/23	33,521	34,614
GNMA #8191	4.38	(a)	05/20/23	53,437	55,111
GNMA #8215	4.38	(a)	04/20/17	5,170	5,329
GNMA #8259	3.63	(a)	08/20/23	15,321	15,760
GNMA #8297	4.00	(a)	12/20/17	15,187	15,631
GNMA #8332	4.50	(a)	03/20/18	9,768	10,143
GNMA #8344	4.50	(a)	04/20/18	22,024	22,873
GNMA #8384	4.38	(a)	03/20/24	8,234	8,516
GNMA #8393	4.00	(a)	08/20/18	8,523	8,782
GNMA #8400	3.63	(a)	08/20/18	15,507	15,958
GNMA #8405	4.00	(a)	09/20/18	14,703	15,154
GNMA #8423	4.38	(a)	05/20/24	9,708	10,012
GNMA #8429	4.00	(a)	11/20/18	16,611	17,131
GNMA #8459	3.63	(a)	07/20/24	14,578	15,003
GNMA #8499	4.88	(a)	05/20/19	9,752	10,052
GNMA #8518	3.13	(a)	10/20/24	15,104	15,331
GNMA #8532	3.13	(a)	10/20/24	18,298	18,840
GNMA #8591	4.38	(a)	02/20/25	48,041	49,676
GNMA #8638	4.38	(a)	06/20/25	16,182	16,696
GNMA #8648	3.63	(a)	07/20/25	23,903	24,613
GNMA #8663	3.63	(a)	07/20/25	20,266	20,981

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest			Maturity	Face
	Rate			Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8680	3.63%		(a)	08/20/20	$20,232	$21,179
GNMA #8687	3.63	(a)		08/20/25	4,792	4,997
GNMA #8702	3.13	(a)		10/20/20	9,150	9,425
GNMA #8747	3.13	(a)		11/20/25	13,953	14,175
GNMA #8807	3.63	(a)		07/20/21	17,951	18,446
GNMA #8836	3.63	(a)		09/20/21	17,153	17,622
GNMA #8847	4.38	(a)		04/20/26	17,920	18,500
GNMA #8869	3.13	(a)		11/20/21	56,534	57,392
GNMA #8873	3.13	(a)		11/20/21	23,951	24,601
GNMA #8877	4.38	(a)		05/20/26	4,134	4,268
GNMA #8883	3.13	(a)		12/20/21	19,602	19,894
GNMA #8915	4.38	(a)		02/20/22	18,956	19,563
GNMA #8934	4.38	(a)		03/20/22	32,016	33,053
GNMA #8978	4.38	(a)		05/20/22	80,877	83,380
GNMA #80053	4.38	(a)		03/20/27	3,822	3,956
GNMA #80058	4.38	(a)		04/20/27	3,855	3,981
GNMA #80185	4.38	(a)		04/20/28	39,673	40,977
GNMA #80264	4.25	(a)		03/20/29	39,186	40,613
GNMA #80283	4.38	(a)		05/20/29	24,847	25,669
GNMA #80300	3.63	(a)		07/20/29	21,205	21,853
GNMA #80309	3.63	(a)		08/20/29	9,218	9,508
GNMA #80363	4.25	(a)		01/20/30	76,604	79,341
GNMA #80426	3.63	(a)		07/20/30	3,308	3,412
GNMA #80452	3.63	(a)		09/20/30	20,161	20,783
GNMA #80475	2.88	(a)		12/20/30	37,245	37,758
GNMA #80577	3.75	(a)		02/20/32	6,522	6,734
GNMA #80684	4.38	(a)		04/20/33	19,518	20,235
GNMA #81129	4.50	(a)		10/20/34	437,942	452,061
GNMA #510280	6.00			08/15/14	11,257	12,191
GNMA #583189	4.50			02/20/17	62,537	65,883
GNMA #607494	5.00			04/15/19	52,647	56,133
GNMA #616274	5.00			02/15/19	46,018	49,065
GNMA #780336	6.50			02/15/11	677	680
GNMA 1996-4	7.00			04/16/26	6,157	6,512
GNMA 2001-53	5.50			10/20/31	46,351	47,992
GNMA 2001-53	0.59	(a)		10/20/31	8,550	8,554
GNMA 2001-61	0.74	(a)		09/20/30	10,992	10,994
GNMA 2002-15	5.50			11/20/31	86,207	86,320
GNMA 2002-20	4.50			03/20/32	29,099	30,751
GNMA 2002-88	5.00			05/16/31	83,358	85,912
GNMA 2003-11	4.00			10/17/29	55,854	58,216
GNMA 2003-12	4.50			02/20/32	36,277	37,917
GNMA 2003-26	0.68	(a)		04/16/33	18,526	18,558
GNMA 2003-97	4.50			03/20/33	77,487	81,423
GNMA 2004-17	4.50			12/20/33	187,424	191,688
GNMA 2004-102	5.50			04/20/34	86,127	93,569
GNMA 2005-56	5.00			08/20/31	134,357	138,825
GNMA 2007-30	5.50			03/20/35	89,135	90,438
GNMA 2008-50	5.50			06/16/38	718,620	725,922
Government Lease Trust 99-C1A (b)	4.00			05/18/11	522,959	538,224
Government Lease Trust 99-C1A (b)	4.00			05/18/11	165,000	169,816
GS Mortgage Securities Corp. II 2001-LIBA (b)	6.73			02/14/16	315,000	330,551
Total Mortgage Backed Securities (Cost $4,586,811)						4,746,701

MUNICIPAL BONDS (4.9% of portfolio)
Anchorage, Alaska	5.50			12/01/20	150,000	155,082
Arizona State University	5.38			07/01/19	700,000	767,053
Broward County, Florida	5.25			01/01/16	250,000	261,413
Broward County, Florida	5.25			01/01/17	300,000	313,695
East Lansing, Michigan	7.45			04/01/20	300,000	300,000
Fiscal Year 2005 Securitization Corp. New York	3.51			10/01/12	365,000	365,522
Hartford Connecticut Parking System	9.33			07/01/25	250,000	255,180
Johnson City, Tennessee - Public Building Authority	7.00			09/01/18	100,000	107,590

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS - continued
Tucson, Arizona Industrial Development Authority	6.00%		07/01/30	$750,000	$766,635
Total Municipal Bonds (Cost $3,243,115)					3,292,170

CORPORATE BONDS (17.3% of portfolio)
Ally Bank	1.00		10/21/10	250,000	250,450
American Express Bank	1.70		11/29/10	250,000	251,633
CIT Bank	1.80		11/29/10	250,000	251,794
Citibank N.A.	1.63		03/30/11	1,000,000	1,010,165
Citibank N.A.	1.50		07/12/11	350,000	353,261
Discover Bank	1.55		11/08/10	100,000	100,515
GE Capital Financial Inc.	2.50		05/31/11	250,000	254,575
General Electric Capital Corp.	1.63		01/07/11	1,000,000	1,009,566
General Electric Capital Corp.	1.80		03/11/11	1,000,000	1,011,896
General Electric Capital Corp.	3.00		12/09/11	1,000,000	1,033,395
GMAC LLC	2.20		12/19/12	500,000	507,513
JPMorgan Chase & Co.	1.65		02/23/11	1,000,000	1,010,048
Morgan Stanley	3.25		12/01/11	1,000,000	1,036,798
New York Community Bank	3.00		12/16/11	1,000,000	1,032,864
Oriental Bank & Trust	2.75		03/16/12	1,000,000	1,025,371
Rowan Companies Inc.	2.80		10/20/13	76,189	77,086
Sallie Mae Bank	1.15		05/28/10	150,000	150,121
Sallie Mae Bank	2.35		05/06/11	100,000	101,620
State Street Corp.	1.85		03/15/11	1,000,000	1,011,177
Total Corporate Bonds (Cost $11,266,374)					11,479,848

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (63.9% of portfolio)
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/11	1,000,000	982,200
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/12	1,000,000	954,560
Government Trust Certificate (Israel Trust)	0.00	(c)	05/15/10	225,000	224,712
Government Trust Certificate (Sri Lanka Trust)	0.64	(a)	06/15/12	62,500	62,500
National Archives Facility Trust	8.50		09/01/19	46,307	55,237
Overseas Private Investment Corp.	5.30	(d)	09/15/10	2,000,000	2,399,160
Overseas Private Investment Corp.	4.91	(d)	09/15/10	2,000,000	2,296,500
Overseas Private Investment Corp.	5.35	(d)	07/31/11	544,870	662,322
Overseas Private Investment Corp.	4.55	(d)	09/15/11	2,000,000	2,251,580
Overseas Private Investment Corp.	1.90	(e)	12/31/13	1,000,000	1,005,230
Overseas Private Investment Corp.	4.90	(e)	12/10/17	1,500,000	1,672,215
Overseas Private Investment Corp.	4.87	(d)	09/07/13	1,000,000	1,111,228
Overseas Private Investment Corp.	5.08	(e)	12/10/13	250,000	320,377
Overseas Private Investment Corp.	4.10		11/15/14	146,160	149,291
Overseas Private Investment Corp.	3.74		04/15/15	116,606	119,866
Overseas Private Investment Corp.	3.62		09/15/16	62,900	64,009
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,000,000	1,116,830
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,300,000	1,451,879
Overseas Private Investment Corp.	5.66	(e)	06/10/18	500,000	577,477
Overseas Private Investment Corp.	2.00	(e)	06/10/18	1,500,000	1,500,495
Philippine Power Trust I (b)	5.40		09/26/18	505,952	501,986
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,201,611
SALLIE MAE	7.30		08/01/12	1,875,000	2,139,075
U.S. Department of Housing and Urban Development	7.50		08/01/11	236,000	237,351
U.S. Department of Housing and Urban Development	4.79		08/01/11	514,000	541,364
U.S. Department of Housing and Urban Development	3.44		08/01/11	1,250,000	1,294,209
U.S. Department of Housing and Urban Development	6.93		08/01/13	1,200,000	1,211,558
U.S. Department of Housing and Urban Development	7.72		08/01/13	920,000	926,730
U.S. Department of Housing and Urban Development	7.63		08/01/14	390,000	389,931
U.S. Department of Housing and Urban Development	7.91		08/01/17	449,000	451,641
U.S. Department of Housing and Urban Development	5.77		08/01/17	1,000,000	1,081,860
U.S. Department of Housing and Urban Development	7.93		08/01/18	940,000	945,616
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	535,026
U.S. Department of Housing and Urban Development	6.12		08/01/22	1,000,000	1,065,045
United States Treasury Note	1.38		05/15/12	4,000,000	4,024,688
United States Treasury Note	1.50		07/15/12	1,000,000	1,007,812
United States Treasury Note	1.38		09/15/12	3,000,000	3,006,564

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
United States Treasury Note	1.13%		12/15/12	$1,000,000	$991,328
United States Treasury Note	1.38		02/15/13	2,000,000	1,990,624
Total U.S. Government and Agency Obligations (Cost $41,823,059)					42,521,687

MONEY MARKET ACCOUNTS (2.7% of portfolio)				Shares
SSgA Prime Money Market Fund	0.05	(f)		1,798,000	1,798,000
SSgA Money Market Fund	0.01	(f)		700	700
Total Money Market Accounts (Cost $1,798,700)					1,798,700

TOTAL INVESTMENTS IN SECURITIES (Cost $65,269,637) - 100%					$66,544,721

(a)	Variable coupon rate as of March 31, 2010.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $ 3,477,337and represents 5.2% of total investment.

(c)	Zero coupon rate.
(d)	Interest is paid at maturity.
(e)	Interest is paid at put date.
(f)	7-day yield at March 31, 2010.

At March 31, 2010, the cost of investment securities for tax purposes was $65,269,637.  Net unrealized appreciation of investment securities was $1,275,084 consisting of unrealized gains of $1,308,489 and unrealized losses of $33,405.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$42,521,687	$-	$42,521,687
Corporate Bonds	$-	$11,479,848	$-	$11,479,848
Mortgage Backed Securities	$-	$4,746,701	$-	$4,746,701
Municipal Bonds	$-	$3,292,170	$-	$3,292,170
Asset Backed Securities	$-	$2,705,615	$-	$2,705,615
Cash Equivalents	$1,798,700	$-	$-	$1,798,700
	$1,798,700	$64,746,021	$-	$66,544,721

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2010
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (35.2% of portfolio)
BASIC INDUSTRIES - 3.4%
Chevron Corp.	3.45%		03/03/12	$250,000	$260,254
General Electric Co.	5.00		02/01/13	1,625,000	1,751,706
Halliburton Co. (b)	5.50		10/15/10	100,000	102,752
Ingersoll-Rand Global Holding Co. LTD.	9.50		04/15/14	350,000	424,388
Minnesota Mining & Manufacturing Co.	0.00	(a)	09/30/27	250,000	245,000
PACCAR Inc.	6.38		02/15/12	1,300,000	1,411,560
PACCAR Inc.	1.43	(a)	09/14/12	1,100,000	1,120,606
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	385,894
PPG Industries Inc.	5.75		03/15/13	470,000	508,409
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	750,000	705,465
Vulcan Materials Co.	1.51	(a)	12/15/10	1,800,000	1,798,403
Whirlpool Corp.	8.00		05/01/12	125,000	137,383
Total Basic Industries					8,851,820

CONSUMER STAPLES - 0.8%
Beverages
Brown-Forman Corp.	0.35		04/01/10	1,100,000	1,100,000
Food Products
General Mills Inc.	11.97	(a)	10/15/22	675,000	714,367
H.J. Heinz Co. (b)	15.59	(a)	12/01/20	150,000	184,725
Total Consumer Staples					1,999,092

FINANCE - 22.1%
Banks
Allied Irish Banks NY	1.08	(a)	09/24/10	1,775,000	1,773,335
American Express Bank FSB	0.31		04/26/10	1,125,000	1,124,939
BA Covered Bond Issuer (b)	5.50		06/14/12	800,000	854,024
Bank of America Corp.	7.23		08/15/12	200,000	217,097
Citigroup Inc.	6.50		01/18/11	500,000	519,798
Comerica Bank	0.33	(a)	05/10/10	225,000	224,956
Comerica Bank	0.34	(a)	06/30/10	1,350,000	1,349,332
Comerica Bank	0.36	(a)	05/24/11	1,985,000	1,955,418
Comerica Bank	0.42	(a)	07/27/10	425,000	423,895
Key Bank N.A.	7.41		10/15/27	1,050,000	1,074,290
Key Bank N.A.	2.50	(a)	06/02/10	280,000	280,927
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	109,316
National City Bank	6.25		03/15/11	340,000	352,929
National City Bank of Kentucky	6.30		02/15/11	985,000	1,012,349
National City Corp.	4.00		02/01/11	1,775,000	1,806,063
Union Bank N.A.	5.95		05/11/16	525,000	551,091
US Bank N.A.	5.92		05/25/12	496,615	510,604
Consumer Loans
American Express Credit Corp.	7.30		08/20/13	525,000	589,267
American General Finance Corp.	4.88		07/15/12	375,000	353,261
General Electric Capital Corp.	3.25		07/15/10	100,000	100,210
General Electric Capital Corp.	1.10	(a)	02/18/11	260,000	260,348
General Electric Capital Corp.	6.00		09/12/11	295,000	299,674
General Electric Capital Corp.	8.13		05/15/12	750,000	833,794
General Electric Capital Corp.	0.57	(a)	03/20/13	1,650,000	1,582,895
General Electric Capital Corp.	0.41	(a)	09/15/14	2,350,000	2,209,928
Household Finance Co.	8.00		07/15/10	1,950,000	1,988,592
HSBC Finance Corp.	6.75		05/15/11	225,000	236,499
HSBC Finance Corp.	0.46	(a)	08/09/11	1,575,000	1,565,377
HSBC Finance Corp.	5.00		12/15/11	250,000	257,925
John Deere Capital Corp.	2.00		04/15/11	1,150,000	1,148,327
Washington Mutual Finance Corp.	6.88		05/15/11	1,775,000	1,865,463
Diversified Financial Services
CIT Group Funding Co. of Delaware	10.25		05/01/13	67,639	70,345
CIT Group Funding Co. of Delaware	10.25		05/01/14	101,459	105,264
CIT Group Funding Co. of Delaware	10.25		05/01/15	101,459	105,010
CIT Group Funding Co. of Delaware	10.25		05/01/16	169,098	175,016
CIT Group Funding Co. of Delaware	10.25		05/01/17	236,738	245,024
CIT Group Inc.	7.00		05/01/13	84,651	82,323
CIT Group Inc.	7.00		05/01/14	126,977	119,993
CIT Group Inc.	7.00		05/01/15	126,977	118,406
CIT Group Inc.	7.00		05/01/16	211,629	195,228
CIT Group Inc.	7.00		05/01/17	296,280	273,318
PACCAR Financial Corp.	3.75	(a)	01/12/11	1,125,000	1,152,664
Textron Financial Corp.	4.60		05/03/10	1,165,000	1,164,921
Insurance
Aetna Inc.	7.88		03/01/11	600,000	636,064
Aetna Inc.	5.75		06/15/11	600,000	629,049
AIG Life Holdings US Inc.	7.50		08/11/10	3,325,000	3,375,926
American International Group, Inc.	4.70		10/01/10	1,475,000	1,489,402
American International Group, Inc.	5.38		10/18/11	575,000	590,581
Berkshire Hathaway Inc.	1.40		02/10/12	2,350,000	2,362,025
Genworth Global Funding	5.20		10/08/10	1,925,000	1,962,166

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Genworth Global Funding	5.13%		03/15/11	$100,000	$102,835
Genworth Global Funding	5.38		09/15/11	1,590,000	1,653,567
Hartford Life Global Funding	1.00		05/14/10	1,650,000	1,649,997
Hartford Life Global Funding	0.36	(a)	03/15/11	250,000	247,661
Hartford Life Global Funding	0.35	(a)	01/17/12	1,150,000	1,121,478
Health Care Service Corp. (b)	7.75		06/15/11	275,000	283,239
Loews Corp.	8.88		04/15/11	1,050,000	1,122,981
Monumental Global Funding Ltd. (b)	0.41	(a)	06/16/10	700,000	699,125
Premium Asset Trust 05-7 (b)	0.52	(a)	09/28/10	750,000	733,125
Principal Life Income Funding	4.12	(a)	03/01/12	500,000	495,435
Protective Life Secured Trust	4.15		06/15/10	100,000	99,819
Protective Life Secured Trust	4.00		04/01/11	450,000	460,220
Protective Life Secured Trust	4.56	(a)	07/10/12	750,000	745,410
Reliance Standard Life (b)	5.63		03/15/11	800,000	827,615
Travelers Insurance Co. Instutional Funding Ltd.	0.74	(a)	06/15/11	300,000	294,635
XLLIAC Global Funding (b)	0.55	(a)	08/10/10	1,615,000	1,583,507
Investment Banker/ Broker
Bear Stearns Cos., Inc.	5.85		07/19/10	1,450,000	1,470,926
Morgan Stanley Inc.	2.35		05/14/10	1,100,000	1,102,366
Mortgage
Residential Capital LLC	8.50		05/15/10	1,215,000	1,199,812
Residential Capital LLC	8.38		06/30/10	415,000	400,475
Total Finance					58,578,876

HEALTH CARE - 1.1%
Health Care Providers and Services
Roche Holdings Inc. (b)	4.50		03/01/12	1,075,000	1,136,438
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	376,715
Elly Lilly & Co.	3.55		03/06/12	225,000	234,762
Novartis Capital Corp.	1.90		04/24/13	475,000	474,732
Pfizer Inc.	4.45		03/15/12	675,000	715,495
Total Health Care					2,938,142

INFORMATION TECHNOLOGY - 0.8%
Communication Equipment
Cisco Systems Inc.	5.25		02/22/11	450,000	468,321
Computers
Dell Inc.	3.38		06/15/12	225,000	233,821
Hewlett Packard Co.	2.25		05/27/11	450,000	456,922
Hewlett Packard Co.	4.25		02/24/12	975,000	1,029,978
Total Information Technology					2,189,042

TRANSPORTATION - 1.8%
Airline
Southwest Airlines Inc.	8.70		07/01/11	173,141	180,082
Southwest Airlines Inc.	7.22		07/01/13	654,686	685,266
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	244,923
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	1,092,067	1,141,060
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	164,632	172,305
Consolidated Rail Corp.	6.76		05/25/15	113,137	106,272
CSX Transportation Inc.	8.38		10/15/14	240,259	278,304
GATX Corp.	9.00		11/15/13	233,234	265,249
GATX Corp.	8.75		05/15/14	125,000	143,377
Union Pacific Railroad Co.	7.28		06/01/11	100,000	105,917
Union Pacific Railroad Co.	6.85		01/02/19	83,556	91,703
Union Tank Car Co.	6.79		05/01/10	1,400,000	1,404,273
Total Transportation					4,818,731

UTILITIES - 5.2%
Electric & Gas
Aquila Inc.	11.88		07/01/12	250,000	290,953
Colonial Pipeline (b)	7.75		11/01/10	565,000	583,870
FPL Group Capital Inc.	0.65	(a)	11/09/12	2,475,000	2,474,960
Georgia Power Co.	0.58	(a)	03/15/13	1,650,000	1,653,241
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	351,112
Nisource Finance Corp.	7.88		11/15/10	325,000	337,468
Northern Illinois Gas Co.	6.63		02/01/11	405,000	423,756
Ohio Power Co.	0.43		04/05/10	190,000	190,000
Pacific Gas & Electric Co.	1.20		06/10/10	1,000,000	1,001,728
Rochester Gas & Electric Corp.	6.95		04/01/11	1,400,000	1,469,875
Southern California Gas Co.	4.80		10/01/12	165,000	176,466
Southern Co. Capital Funding, Inc.	5.75		11/15/15	525,000	538,348
Washington Gas Light Co.	1.05	(a)	08/26/10	1,125,000	1,124,922

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Telephone
AT&T Corp.	7.30%		11/15/11	$250,000	$273,271
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,282,500
NYNEX Corp.	9.55		05/01/10	13,512	13,531
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,429,256
Total Utilities					13,615,257
Total Corporate Bonds (Cost $90,211,010)					92,990,960

YANKEE BONDS (4.3% of portfolio)
Bank of Ireland (b)	2.75		03/02/12	250,000	250,127
BMW Finance NV	5.00		02/02/11	1,150,000	1,182,642
DEPFA ACS Bank (b)	4.25		08/16/10	500,000	503,602
DEPFA ACS Bank	4.75		10/12/10	675,000	680,956
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	482,609
Hydro-Quebec	6.27		01/03/26	80,000	84,543
International Bank for Reconstruction and Development	0.00	(c)	01/15/11	875,000	868,804
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	247,654
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	245,844
Irish Life & Permanent (b)	3.60		01/14/13	800,000	798,316
Japan Finance Corp.	2.00		06/24/11	1,125,000	1,136,185
Korea Development Bank	8.00		01/23/14	500,000	576,621
Norsk Hydro ASA	9.00		04/15/12	600,000	684,565
Province of Ontario	3.38		05/20/11	1,125,000	1,158,907
Royal Philips Electronics NV	4.63		03/11/13	475,000	507,665
Scotland International Financial No. 2 (b)	6.50		02/15/11	100,000	103,827
Shell International Finance BV	5.63		06/27/11	1,100,000	1,164,919
Shell International Finance BV	1.88		03/25/13	700,000	699,314
Total Yankee Bonds (Cost $11,103,425)					11,377,100

ASSET BACKED SECURITIES (22.2% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)	0.68	(a)	09/17/12	7,382	5,701
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	279,443	247,993
Advanta Business Card Master Trust 06-A3	5.30		05/21/12	397,153	396,657
Advanta Business Card Master Trust 06-A5	5.10		09/20/12	338,716	338,293
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	338,085	359,519
Americredit Automobile Receivables Trust 05-CF	4.63		06/06/12	58,553	58,580
Americredit Automobile Receivables Trust 05-DA	5.02		11/06/12	85,854	86,159
Americredit Automobile Receivables Trust 06-AF	5.64		09/06/13	217,308	223,126
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	921,393	948,792
Americredit Automobile Receivables Trust 06-RM	5.42		08/08/11	321,695	325,363
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	2,960,000	3,057,883
Americredit Automobile Receivables Trust 07-AX	0.27	(a)	10/06/13	1,449,987	1,428,605
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	150,000	157,041
Americredit Automobile Receivables Trust 07-CM	0.31	(a)	04/07/14	1,125,000	1,093,092
Americredit Automobile Receivables Trust 07-DF	5.49		07/06/12	22,354	22,528
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	455,000	475,528
Americredit Automobile Receivables Trust 08-AF	1.98	(a)	01/12/12	27,695	27,718
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	400,000	425,476
Bayview Auto Trust 05-LJ1	4.09		05/25/12	311,988	312,639
Capital One Auto Finance Trust 07-B	5.03		04/15/12	174,898	176,110
Caterpillar Financial Asset Trust 07-A	5.34		06/25/12	195,549	197,909
CIT Equipment Collateral 08-VT1	6.59		12/22/14	1,249,539	1,281,412
CIT Marine Trust 99-A	6.25		11/15/19	471,424	429,107
CPS Auto Trust 05-C (b)	4.79		05/15/12	139,282	139,449
CPS Auto Trust 07-A (b)	5.04		09/15/11	66,884	66,977
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,584,990	1,672,479
CPS Auto Trust 08-A (b)	6.48		07/15/13	475,000	489,974
Credit Acceptance Auto Loan Trust 09-1 (b)	3.96		11/15/16	1,150,000	1,151,716
Daimler Chrysler Auto Trust 06-A	5.01		01/08/11	43,218	43,300
Drive Auto Receivables Trust 06-1 (b)	5.54	(d)	12/16/13	310,711	317,049
DVI Receivables Corp. 00-2	7.12		11/12/10	98,350	6,144
DVI Receivables Corp. 01-2	3.52		11/11/10	337,953	1,972
DVI Receivables Corp. 02-1	4.57		06/11/10	199,065	20
DVI Receivables Corp. 03-1	0.73	(a)	03/14/11	406,230	6,093
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	300,324	301,796
First Financial Credit Card Master Note Trust II 09-B (b)	4.50		04/15/15	325,000	325,376
First Financial Credit Card Master Note Trust II 09-B (b)	6.50		04/15/15	1,425,000	1,427,713
First Financial Credit Card Master Note Trust II 09-C (b)	7.00		10/15/15	1,675,000	1,676,736
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	745,000	776,790
GS Auto Loan Trust 07-1	5.48		12/15/14	1,825,000	1,900,857
Hertz Vehicle Financing LLC 05-2 (b)	5.08		11/25/11	1,350,000	1,370,821
Household Automotive Trust 06-1	5.43		06/17/11	10,075	10,098
Household Credit Card Master Note Trust 07-2	0.78	(a)	07/15/13	175,000	174,797
KeyCorp Student Loan Trust 99-B	0.68	(a)	08/25/27	161,772	149,159
KeyCorp Student Loan Trust 00-A	0.57	(a)	05/25/29	518,735	390,564
KeyCorp Student Loan Trust 00-B	0.56	(a)	07/25/29	1,656,809	1,252,146
KeyCorp Student Loan Trust 01-A	0.56	(a)	06/27/31	1,025,881	883,367

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
KeyCorp Student Loan Trust 03-A	0.56	(a)%	10/25/25	$295,582	$288,088
KeyCorp Student Loan Trust 04-A	0.55	(a)	10/28/41	921,388	761,958
KeyCorp Student Loan Trust 05-A	0.42	(a)	03/27/24	316,351	297,148
Long Beach Auto Receivables Trust 04-C	3.78		07/15/11	58,020	58,068
Long Beach Auto Receivables Trust 05-A	4.25		04/15/12	82,895	82,979
Long Beach Auto Receivables Trust 05-B	4.52		06/15/12	481,805	482,343
Long Beach Auto Receivables Trust 06-A	5.50		05/15/13	906,224	918,030
Long Beach Auto Receivables Trust 06-B	5.18		09/15/13	548,766	558,680
Long Beach Auto Receivables Trust 07-A	5.03		01/15/14	246,523	251,183
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	175,000	180,723
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	462,968	475,313
Merrill Auto Trust Securitization 07-01	0.29	(a)	12/15/13	665,000	660,859
National Collegiate Student Loan Trust 04-1	0.54	(a)	06/25/27	6,381,151	5,377,018
National Collegiate Student Loan Trust 05-1	0.39	(a)	10/26/26	1,185,000	1,050,259
National Collegiate Student Loan Trust 05-3	0.49	(a)	07/25/28	700,000	577,396
National Collegiate Student Loan Trust 06-1	0.44	(a)	05/25/26	825,000	690,095
National Collegiate Student Loan Trust 07-1	0.29	(a)	06/25/25	3,850,016	3,754,903
National Collegiate Trust 06-A (b)	0.33	(a)	08/26/19	36,839	36,782
Prestige Auto Receivables Trust 06-1A (b)	5.25		06/17/13	426,006	439,839
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	552,481	552,440
Santander Drive Auto Receivables Trust 07-2	1.03	(a)	08/15/14	728,729	703,796
Santander Drive Auto Receivables Trust 07-3	5.52		10/15/14	1,705,368	1,701,961
SLM Student Loan Trust 03-B	0.66	(a)	03/15/22	5,147,610	4,744,096
SLM Student Loan Trust 05-A	0.40	(a)	12/15/20	320,810	294,755
SLM Student Loan Trust 05-B	0.30	(a)	12/16/19	19,929	19,846
SLM Student Loan Trust 06-A	0.34	(a)	12/15/20	200,000	196,705
SLM Student Loan Trust 06-B	0.27	(a)	09/15/20	85,937	85,573
SLM Student Loan Trust 06-B	0.31	(a)	06/15/21	1,950,000	1,913,205
SLM Student Loan Trust 06-C	0.39	(a)	06/15/21	1,300,000	1,130,338
Small Business Administration 02-20K	5.08		11/01/22	169,458	179,441
Small Business Administration 03-10B	3.39		03/01/13	103,567	105,839
Small Business Administration 03-P10B	5.14		08/10/13	55,162	58,228
Small Business Administration 05-10E	4.54		09/01/15	118,649	123,950
Tidewater Auto Receivable Trust 10-A (b)	5.92		05/15/17	478,652	478,247
Triad Automobile Receivables Trust 06-B	5.52		11/12/12	117,827	120,590
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	460,440	478,655
UPFC Auto Receivables Trust 06-A	5.49		05/15/12	86,722	86,868
UPFC Auto Receivables Trust 06-B	5.01		08/15/12	55,344	56,508
UPFC Auto Receivables Trust 07-A	5.53		07/15/13	89,440	91,381
USXL Funding LLC 06-1A (b)	5.38		04/15/14	115,978	115,985
Washington Mutual Master Note Trust 07-A4A (b)	5.20		10/15/14	925,000	944,131
World Financial Network Credit Card Master Trust 09-C	2.36		05/15/14	1,150,000	1,153,956
Total Asset Backed Securities (Cost $56,701,151)					58,888,782

MORTGAGE BACKED SECURITIES (16.1% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	238,528	134,166
ACE Securities Corp. 06-ASL1	0.39	(a)	02/25/36	758,593	137,580
ACE Securities Corp. 06-GP1	0.38	(a)	02/25/31	367,492	300,181
ACE Securities Corp. 06-SL1	0.41	(a)	09/25/35	239,655	49,173
Adjustable Rate Mortgage Trust 05-10	3.45	(a)	01/25/36	176,243	105,303
American Business Financial Services 02-1	7.01		12/15/32	84,170	46,841
American Home Mortgage Investment Trust 05-01	2.43	(a)	06/25/45	398,276	292,397
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	65,055	56,987
Amresco Residential Securities 98-1	7.57		10/25/27	103,610	98,917
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	275,716	201,135
Banc of America Funding Corp. 04-A	4.95	(a)	09/20/34	125,259	126,217
Banc of America Funding Corp. 05-G	5.24	(a)	10/20/35	1,314,250	1,167,592
Banc of America Funding Corp. 07-5	6.50		07/25/37	174,662	144,751
Banc of America Mortgage Securites Inc. 02-J	3.67	(a)	09/25/32	17,602	17,081
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	106,287	104,628
Banc of America Mortgage Securities Inc. 05-C	2.99	(a)	04/25/35	93,001	74,522
Bayview Financial Asset Trust 07-SSR1 (b)	0.70	(a)	03/25/37	350,647	164,706
Bear Stearns Adjustable Rate Mortgage Trust 04-10	3.35	(a)	01/25/35	607,812	512,265
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.25	(a)	02/25/36	125,942	103,831
Bear Stearns ALT-A Trust 04-11	3.56	(a)	11/25/34	32,572	22,652
Bear Stearns ALT-A Trust 05-4	2.95	(a)	05/25/35	176,828	125,860
Bear Stearns ALT-A Trust 05-9	5.65	(a)	11/25/35	118,016	81,000
Bear Stearns ALT-A Trust 06-6	5.57	(a)	11/25/36	282,686	184,763
Bear Stearns Asset Backed Securities Trust 03-3	0.84	(a)	06/25/43	110,086	91,657
Bear Stearns Asset Backed Securities Trust 04-HE5	1.50	(a)	07/25/34	390,000	221,461
Bear Strearns Structured Products Inc., 00-1	4.23	(a)	08/28/33	140,656	129,820
CDC Mortgage Capital Trust 02-HE1	0.87	(a)	01/25/33	610,481	475,892
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	47,137	47,829
Chase Mortgage Finance Corp. 05-A1	5.41	(a)	12/25/35	65,333	56,618
Chase Mortgage Finance Corp. 06-A1	6.01	(a)	09/25/36	29,642	28,030
Chaseflex Trust 05-2	6.00		06/25/35	192,447	158,227

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
CITICORP Mortgage Securities, Inc. 88-11	2.36	(a)%	08/25/18	$33,219	$32,662
CITICORP Mortgage Securities, Inc. 88-17	2.50	(a)	11/25/18	50,074	48,809
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	538,853	469,892
CITICORP Mortgage Securities, Inc. 07-1	5.89	(d)	03/25/37	350,000	309,480
Citigroup Mortgage Loan Trust, Inc. 05-7	2.54	(a)	09/25/35	491,059	278,856
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	231,049	230,442
CMO Trust 17	7.25		04/20/18	1,161	1,214
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	272,955	249,142
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	42,871	40,100
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	114,389	109,504
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	297,395	234,824
Countrywide Alternative Loan Trust 05-43	5.60	(a)	10/25/35	71,307	50,588
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	419,128	386,058
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	662,264	604,494
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	161,717	130,346
Countrywide Asset Backed Certificate 06-S7	5.71		11/25/35	222,837	70,986
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	289,579	178,047
Countrywide Asset Backed Certificate 07-S3	0.39	(a)	05/25/37	361,001	307,973
Countrywide Home Loans 03-49	4.57	(a)	12/19/33	168,411	165,076
Countrywide Home Loans 03-J13	5.25		01/25/24	482,912	479,806
Countrywide Home Loans 05-HYB8	5.39	(a)	12/20/35	248,362	192,686
Countrywide Home Loans 06-HYB5	5.64	(a)	09/20/36	129,632	75,656
Credit Suisse First Boston Mortgage 03-21	1.75	(a)	09/25/33	41,336	41,115
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	259,182	244,530
Credit Suisse First Boston Mortgage 03-AR24	3.04	(a)	10/25/33	449,591	375,491
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	341,575	305,368
Credit Suisse First Boston Mortgage 04-4	5.50		06/25/15	242,909	243,524
Credit Suisse First Boston Mortgage 04-AR3	2.83	(a)	04/25/34	131,992	116,656
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	454,247	415,422
Credit Suisse First Boston Mortgage 06-1	0.38	(a)	05/25/36	712,526	466,904
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	85,938
DLJ Mortgage Acceptance Corp. 91-3	2.65	(a)	02/20/21	35,030	34,998
FHLMC 2419	5.50		03/15/17	6,290	6,851
FHLMC 2586	3.50		12/15/32	137,500	138,635
FHLMC 2649	4.50		07/15/18	599,276	629,810
FHLMC 3061	5.50		07/15/16	430,649	464,593
FHLMC 780754	4.64	(a)	08/01/33	34,169	35,262
FHLMC M80833	4.00		08/01/10	150,865	152,075
FHLMC M80848	3.00		07/01/10	107,589	108,938
FHLMC R009	5.75		12/15/18	280,213	292,300
FHLMC R010	5.50		12/15/19	704,239	736,489
FHLMC R013	6.00		12/15/21	228,487	238,064
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	23,585	15,090
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	25,532	18,389
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	650	556
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.33	(a)	09/25/34	45,985	38,922
First Horizon Mortgage Pass-Through Trust 05-AR2	2.92	(a)	05/25/35	250,399	212,665
Flagstar Home Equity Loan Trust 07-1A (b)	5.77		01/25/35	134,789	129,387
FNMA 03-05	4.25		08/25/22	112,087	116,446
FNMA 03-38	5.00		03/25/23	135,621	143,700
FNMA 03-81	4.75		09/25/18	248,262	249,497
FNMA 03-86	4.50		09/25/18	349,337	348,170
FNMA 04-34	5.50		05/25/19	495,205	503,624
FNMA 05-14	0.55	(a)	03/25/35	506	506
FNMA 06-10	5.75		09/25/20	28,775	29,242
FNMA 813842	2.03	(a)	01/01/35	38,761	39,617
GMAC Mortgage Corp. Loan Trust 05-AR3	4.60	(a)	06/19/35	141,593	139,344
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	128,659	71,928
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	502,618
GNMA 02-15	5.50		11/20/31	63,793	63,877
GNMA 02-88	5.00		05/16/31	41,679	42,956
GNMA 03-11	4.00		10/17/29	290,013	302,276
GNMA 03-12	4.50		02/20/32	72,554	75,833
GNMA 03-26	0.68	(a)	04/16/33	41,684	41,755
GNMA 03-92	4.50		12/16/26	9,882	9,930
GNMA 04-17	4.50		12/20/33	78,523	80,309
GNMA 583189	4.50		02/20/17	37,522	39,530
Green Tree Financial Corp. 98-5	6.22		03/01/30	229,951	226,622
GS Mortgage Loan Trust 03-10	4.96	(a)	10/25/33	351,063	341,969
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	36,916	36,584
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	193,997	187,697
GS Mortgage Loan Trust 05-AR3	3.12	(a)	05/25/35	167,865	137,009
GS Mortgage Loan Trust 05-AR6	3.29	(a)	09/25/35	124,305	112,372
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	33,953	30,053
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	342,139
Home Savings of America 9	4.18	(a)	11/25/17	212,290	170,420
Household Home Equity Loan Trust 07-3	1.04	(a)	11/20/36	573,573	562,144

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
IMPAC Secured Assets Corp. 03-3	4.20%		08/25/32	$401,815	$362,834
Indymac Indx Mortgage Loan Trust 04-AR6	3.35	(a)	10/25/34	20,251	17,133
Indymac Indx Mortgage Loan Trust 05-AR15	5.10	(a)	09/25/35	71,999	54,270
Indymac Indx Mortgage Loan Trust 05-L1	0.45	(a)	06/25/10	437,788	131,336
JP Morgan Mortgage Trust 04-A3	4.92	(a)	07/25/34	391,286	392,048
JP Morgan Mortgage Trust 05-A2	5.20	(a)	04/25/35	976,405	910,793
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	4.61	(a)	09/28/44	947,817	828,286
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	172,516	155,748
Long Beach Mortgage Loan Trust 05-3	0.53	(a)	09/25/35	218,467	210,131
Master Adjustable Rate Mortgages Trust 04-13	2.98	(a)	04/21/34	77,301	74,445
Master Adjustable Rate Mortgages Trust 05-1	5.25	(a)	01/25/35	76,023	65,442
Master Alternative Loans Trust 03-5	6.00		08/25/33	111,970	96,539
Master Asset Backed Securities Trust 07 - NCW (b)	0.55	(a)	05/25/37	980,201	760,892
Master Asset Securitization Trust 03-6	5.00		07/25/18	65,372	66,333
Master Asset Securitization Trust 07-1	6.00		10/25/22	311,295	248,833
Merrill Lynch Mortgage Investors Trust 03-A2	1.88	(a)	02/25/33	72,008	55,422
Merrill Lynch Mortgage Investors Trust 06-SL1	0.43	(a)	09/25/36	784,755	255,678
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	446,268	422,944
Morgan Stanley Mortgage Loan Trust 05-5AR	5.47	(a)	09/25/35	69,273	50,777
Morgan Stanley Mortgage Loan Trust 06-1AR	4.86	(a)	02/25/36	202,252	124,819
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	467,742
MSDWCC HELOC Trust 03-2A	0.51	(a)	04/25/16	710,105	529,457
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	362	361
Nomura Asset Acceptance Corporation 06-AF2	0.35	(a)	08/25/36	229,342	130,426
Novastar Home Equity Loan 06-3	0.36	(a)	10/25/36	151,660	139,633
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	428,583	383,376
Oakwood Mortgage Investors, Inc. 02-A	0.48	(a)	09/15/14	251,590	187,099
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	1,335,000	1,052,925
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	104,701	101,197
Prime Mortgage Trust 05-2	5.00		07/25/20	294,697	291,107
Residential Accredit Loans, Inc. 02-QS9	0.85	(a)	07/25/32	8,695	6,144
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	83,534	65,931
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	605,697	401,085
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	357,170	236,158
Residential Asset Mortgage Products Inc. 03-RZ3	4.12		06/25/33	189,146	110,823
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	136,274	112,285
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	372,329	254,227
Residential Funding Mortgage Securities 00-HI5	7.98	(a)	12/25/25	1,055,814	942,954
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	135,575	111,682
Residential Funding Mortgage Securities I 03-S11	3.50		06/25/18	21,424	21,381
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	193,260	192,717
Residential Funding Mortgage Securities I 03-S17	5.50		09/25/33	234,331	229,823
Residential Funding Mortgage Securities I 05-SA2	3.75	(a)	06/25/35	55,859	37,519
Residential Funding Mortgage Securities I 06-SA1	5.58	(a)	02/25/36	69,402	45,023
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	55,672	56,062
SACO I Trust 05-6	0.83	(a)	09/25/35	802,869	260,057
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	45	45
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.64	(a)	03/25/34	32,058	28,964
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.47	(a)	04/25/34	2,648,560	2,268,628
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.66	(a)	07/25/34	700,000	669,313
Structured Adjustable Rate Mortgage Loan Trust 04-11	3.27	(a)	08/25/34	60,225	47,760
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.93	(a)	12/25/34	121,606	35,787
Structured Adjustable Rate Mortgage Loan Trust 05-11	4.06	(a)	05/25/35	543,507	410,746
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.63	(a)	02/25/36	63,505	40,406
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	276,102	197,066
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.86	(a)	05/25/36	197,400	148,648
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.76	(a)	05/25/36	192,395	149,416
Structured Asset Mortgage Investments 04-AR5	2.70	(a)	10/19/34	41,211	35,421
Structured Asset Securities Corp. 98-RF1 (b)	8.33	(a)	04/15/27	62,472	61,099
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,197	86,862
Structured Asset Securities Corp. 03-21	5.50		07/25/33	120,253	120,254
Structured Asset Securities Corp. 03-37A	2.67	(a)	12/25/33	334,750	286,967
Structured Asset Securities Corp. 04-3	5.51	(a)	03/25/24	397,213	391,969
Vanderbilt Mortgage & Finance 03-A	0.88	(a)	05/07/26	484,286	436,095
Wachovia Mortgage Loan Trust 06-A	5.23	(a)	05/20/36	376,400	341,724
Washington Mutual Mortgage Securities Corp. 04-AR3	2.93	(a)	06/25/34	123,803	115,449
Washington Mutual Mortgage Securities Corp. 04-AR14	2.74	(a)	01/25/35	199,128	189,040
Washington Mutual Mortgage Securities Corp. 05-AR7	4.86	(a)	08/25/35	192,415	187,554
Washington Mutual Mortgage Securities Corp. 05-AR12	4.82	(a)	10/25/35	35,738	32,807
Washington Mutual Mortgage Securities Corp. 05-AR15	0.50	(a)	11/25/45	237,164	231,748
Washington Mutual MSC Mortgage Pass-Through
Certificates 03-MS2	5.00		03/25/18	210,042	208,926
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	46,863	47,638
Wells Fargo Mortgage Backed Securities Trust 03-17	5.00		01/25/34	194,390	190,973
Wells Fargo Mortgage Backed Securities Trust 04-B	4.89	(a)	02/25/34	90,113	88,704
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.90	(a)	01/25/35	45,399	44,189
Wells Fargo Mortgage Backed Securities Trust 04-E	4.86	(a)	05/25/34	133,412	131,011
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.83	(a)	12/25/34	50,403	49,225

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Wells Fargo Mortgage Backed Securities Trust 04-F	4.72	(a)%	06/25/34	$881,879	$840,495
Wells Fargo Mortgage Backed Securities Trust 04-I	3.34	(a)	07/25/34	9,160	8,523
Wells Fargo Mortgage Backed Securities Trust 04-K	4.46	(a)	07/25/34	285,870	278,304
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)	07/25/34	148,202	146,014
Wells Fargo Mortgage Backed Securities Trust 04-K	4.71	(a)	07/25/34	562,284	564,900
Wells Fargo Mortgage Backed Securities Trust 04-R	3.00	(a)	09/25/34	122,888	119,672
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.30	(a)	05/25/35	250,000	234,723
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.37	(a)	08/25/35	83,392	71,378
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.08	(a)	09/25/35	578,312	543,063
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.24	(a)	10/25/35	139,625	130,100
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.72	(a)	04/25/36	104,573	90,160
Wells Fargo Mortgage Backed Securities Trust 06-16	5.00		11/25/36	53,833	53,830
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.52	(a)	12/25/36	64,052	55,830
Total Mortgage Backed Securities (Cost $49,931,125)					42,668,185

MUNICIPAL BONDS (13.1% of portfolio)
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,206,948
Camden County New Jersey Improvement Authority	2.50		07/27/10	1,150,000	1,155,888
Camden County New Jersey Improvement Authority	3.50		03/14/11	1,175,000	1,190,428
Detroit Michigan City School District	5.00		05/01/13	135,000	142,371
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	415,000	415,593
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	2,040,609
Genessee County Michigan	3.50		10/01/10	2,175,000	2,195,662
Georgia Municipal Gas Authority	2.57		08/01/10	975,000	980,713
Glassboro New Jersey	2.88		09/15/10	1,725,000	1,740,508
Illionis, State of	2.77		01/01/12	3,100,000	3,121,235
Illionis, State of	3.32		01/01/13	550,000	552,574
Illionis, State of	1.40		02/01/11	1,400,000	1,400,168
Louisiana State Agricultural Finance Authority	2.14		09/15/11	1,625,000	1,633,288
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	452,984
Luzerne County Pensylvania	5.20		11/15/13	565,000	576,848
Maryland State Transportation Authority	5.89		07/01/12	325,000	346,531
Medical University South Carolina Hospital Authority	4.47		08/15/11	370,000	371,632
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	124,349
New Orleans Louisiana Aviation Board	4.50		01/01/12	935,000	954,373
New York State Housing Finance Agency	2.58		03/15/12	225,000	228,294
Northern Kentucky Water District	2.50		11/01/11	1,150,000	1,153,692
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	226,411
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	402,924
Orange County California Pension Obligation	0.00	(c)	09/01/12	1,650,000	1,482,327
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/15	4,075,000	2,970,960
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	802,448
Santa Cruz County California Redevelopment Agency	7.88		09/01/30	220,000	230,760
Schenectady New York Metroplex Development Authority	2.00		06/18/10	1,000,000	1,001,130
Wayne County Michigan	4.50		06/01/10	1,175,000	1,177,996
Wayne County Michigan	6.00		12/01/10	1,325,000	1,344,146
Wayne County Michigan	6.50		06/01/11	1,500,000	1,518,405
Wilmington North Carolina	1.53		06/01/11	150,000	149,913
Wyandanch New York Union Free School District	1.75		06/25/10	1,475,000	1,476,239
Total Municipal Bonds (Cost $34,320,165)					34,768,347

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.1% of portfolio)
FANNIE MAE	2.00	(d)	09/10/18	1,750,000	1,745,132
Government Trust Certificate (Sri Lanka Trust)	0.64	(a)	06/15/12	125,000	125,000
Overseas Private Investment Corp.	5.30	(e)	09/15/10	250,000	299,895
Overseas Private Investment Corp.	4.91	(e)	09/15/10	2,500,000	2,870,625
Overseas Private Investment Corp.	1.90	(f)	12/31/13	1,000,000	1,005,230
Overseas Private Investment Corp.	2.00	(f)	06/10/18	1,200,000	1,200,396
Overseas Private Investment Corp.	4.10		11/15/14	459,360	469,199
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	777,050
U.S. Department of Housing & Urban Development	7.50		08/01/11	170,000	170,973
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	123,056
U.S. Department of Housing & Urban Development	6.12		08/01/22	675,000	718,905
U.S. Department of Housing & Urban Development	3.44		08/01/11	1,375,000	1,423,630
Total U.S. Government and Agency Obligations (Cost $10,760,305)					10,929,091

COMMON STOCK (0.1% of portfolio)
CIT Group Inc.				7,285	283,824
Total Common Stock (Cost $247,194)					283,824

MONEY MARKET ACCOUNTS (4.9% of portfolio)				Shares
SSgA Prime Money Market Fund	0.05	(g)		12,923,000	12,923,000
SSgA Money Market Fund	0.01	(g)		831	831
Total Money Market Accounts (Cost $12,923,831)					12,923,831

TOTAL INVESTMENTS IN SECURITIES (Cost $266,198,206) - 100%					$264,830,120

(a)	Variable coupon rate as of March 31, 2010.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $23,186,715 and represents 8.8% of total investments.

(c)	Zero coupon security, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.
(e)	Interest is paid at maturity.
(f)	Interests is paid at put date.
(g)	7-day yield at March 31, 2010.

At March 31, 2010, the cost of investment securities for tax purposes was $266,198,206.  Net unrealized depreciation of investment securities was $1,368,086 consisting of unrealized gains of $8,667,783 and unrealized losses of $10,035,869.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:
Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$92,990,960	$-	$92,990,960
Asset Backed Securities	$-	$58,882,689	$6,093	$58,888,782
Mortgage Backed Securities	$-	$42,668,185	$-	$42,668,185
Municipal Bonds	$-	$34,768,347	$-	$34,768,347
U.S. Government Agency Obligations	$-	$10,929,091	$-	$10,929,091
Yankee Bonds	$-	$11,377,100	$-	$11,377,100
Common Stock	$283,824	$-	$-	$283,824
Cash Equivalents	$12,923,831	$-	$-	$12,923,831
	$13,207,655	$251,616,372	$6,093	$264,830,120

The following is a reconciliation between the beginning and ending balances of investments in which significant observable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of December 31, 2009	$9,239
Net purchase/(sale) at cost	(4,381)
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	1,235
Accretion/(amortization)	-
Balance as of March 31, 2010	$6,093

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Cost	Value
Investment in S&P 500 Stock Master Portfolio	$38,822,172	$54,403,140

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2010, the Stock Index Fund's ownership interest in the S&P 500 Stock Master Portfolio was 2.47%. See the portfolio of investments for the S&P 500 Stock Master Portfolio, disclosed later in this document.

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

VALUE FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (98.3% of portfolio)
CONSUMER DISCRETIONARY - 6.2%
Auto Components
Cooper Tire & Rubber Co.	440,000	$8,368,800
Distributors
Genuine Parts Co.	315,400	13,322,496
Multiline Retail
Dillard's, Inc. (Class A)	367,700	8,677,720
Restaurants
Tim Hortons Inc.	56,852	1,852,806
Total Consumer Discretionary		32,221,822

CONSUMER STAPLES - 3.6%
Food Products
Dean Foods Co. (a)	634,800	9,960,012
J.M. Smucker Co. (The)	148,853	8,969,882
Total Consumer Staples		18,929,894

ENERGY - 13.4%
Energy Equipment & Services
Baker Hughes Inc.	187,000	8,759,080
Oil, Gas, & Consumable Fuels
Chevron Corp.	200,000	15,166,000
ConocoPhillips	259,000	13,253,030
El Paso Corp.	701,664	7,606,038
Marathon Oil Corp.	428,000	13,541,920
Questar Corp.	271,000	11,707,200
Total Energy		70,033,268

FINANCIALS - 10.3%
Commercial Banks
Commerce Bancshares, Inc.	27,189	1,118,555
Wells Fargo & Company	140,000	4,356,800
Diversified Financial Services
Bank of America Corp.	230,200	4,109,070
JPMorgan Chase & Co.	442,600	19,806,350
Insurance
Allstate Corp. (The)	312,000	10,080,720
Chubb Corp. (The)	122,000	6,325,700
Principal Financial Group, Inc.	142,800	4,171,188
Unum Group	140,800	3,487,616
Total Financials		53,455,999

HEALTH CARE - 21.9%
Health Care Equipment & Supplies
Covidien PLC	207,600	10,438,128
Hospira, Inc. (a)	362,400	20,529,960
Pharmaceuticals
Abbott Laboratories	399,000	21,019,320
Bristol-Myers Squibb Co.	829,700	22,152,990
GlaxoSmithKline plc ADR	354,000	13,636,080
Merck & Co., Inc.	193,194	7,215,796
Pfizer Inc.	1,107,000	18,985,050
Total Health Care		113,977,324

VALUE FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - 16.2%
Airlines
Southwest Airlines Co.	747,600	$9,883,272
Commercial Services & Supplies
Avery Dennison Corp.	463,000	16,857,830
Industrial Conglomerates
General Electric Co.	240,000	4,368,000
Honeywell International Inc.	281,100	12,725,397
Tyco International Ltd.	164,850	6,305,513
Machinery
Flowserve Corp.	95,300	10,508,731
Parker-Hannifin Corp.	316,462	20,487,750
Distributors
Applied Industrial Technologies, Inc.	130,500	3,242,925
Total Industrials		84,379,418

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment
Cisco Systems, Inc. (a)	788,500	20,524,655
Motorola, Inc.	99,000	694,980
Computers & Peripherals
Dell Inc. (a)	1,282,000	19,242,820
Hewlett-Packard Co.	354,000	18,815,100
Electronic Equipment, Instruments & Components
Tyco Electronics Ltd.	262,850	7,223,118
IT Services
SAIC, Inc. (a)	553,000	9,788,100
Semiconductors & Semiconductor Equipment
Intel Corporation	978,000	21,770,280
Total Information Technology		98,059,053

MATERIALS - 7.8%
Chemicals
Dow Chemical Co. (The)	686,900	20,311,633
Containers & Packaging
Bemis Co., Inc.	433,600	12,452,992
Pactiv Corp. (a)	301,200	7,584,216
Total Materials		40,348,841
Total Common Stocks (Cost $395,505,329)		511,405,619

MONEY MARKET ACCOUNTS (1.7% of portfolio)
SSgA Prime Money Market Fund, 0.05% (b)	8,696,000	8,696,000
SSgA Money Market Fund, 0.01% (b)	547	547
Total Money Market Accounts (Cost $8,696,547)		8,696,547

TOTAL INVESTMENTS IN SECURITIES (Cost $404,201,876) - 100%		$520,102,166

(a) Non-income producing.
(b) 7-day yield at March 31, 2010.

ADR - American Depository Receipt

At March 31, 2010, the cost of investment securities for tax purposes was $404,201,876.  Net unrealized appreciation of investment securities was $115,900,290 consisting of unrealized gains of $149,122,503 and unrealized losses of $33,222,213.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$511,405,619	$-	$-	$511,405,619
Cash Equivalents	$8,696,547	$-	$-	$8,696,547
	$520,102,166	$-	$-	$520,102,166

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

GROWTH FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (98.6% of portfolio)
CONSUMER DISCRETIONARY - 16.5%
Hotels, Restaurants & Liesure
Marriott International Inc. (Class A)	15,213	$479,514
MGM MIRAGE (a)	15,800	189,600
Starbucks Corp. (a)	11,800	286,386
Starwood Hotels & Resorts Worldwide, Inc.	1,300	60,632
Internet & Catalog Retail
Amazon.com, Inc. (a)	6,000	814,380
Expedia Inc.	10,850	270,816
Media
Walt Disney Co. (The)	9,000	314,190
Liberty Media Corp. (a)	13,000	199,030
Multiline Retail
Kohls Corp. (a)	4,300	235,554
Specialty Retail
Bed Bath & Beyond (a)	7,600	332,576
Lowe's Companies, Inc.	17,900	433,896
O'Reilly Automotive, Inc. (a)	4,200	175,182
Total Consumer Discretionary		3,791,756

CONSUMER STAPLES - 4.9%
Beverages
PepsiCo., Inc.	6,400	423,424
Food & Staples Retailing
Walmart Stores, Inc.	7,600	422,560
Household Products
Procter & Gamble Co.	4,300	272,061
Total Consumer Staples		1,118,045

ENERGY - 6.2%
Energy Equipment & Services
Schlumberger Ltd.	8,300	526,718
Oil, Gas,& Consumable Fuels
EOG Resources Inc.	3,200	297,408
Petroleo Brasileiro S.A. ADR	4,300	170,237
Range Resources Corp.	2,900	135,923
Suncor Energy Inc.	8,900	289,606
Total Energy		1,419,892

FINANCIALS - 11.5%
Capital Markets
Charles Schwab Corp.	11,600	216,804
Franklin Resources Inc.	3,400	377,060
Goldman Sachs Group Inc.	2,500	426,575
Morgan Stanley	9,500	278,255
Northern Trust Corp.	1,200	66,312
Commercial Banks
Wells Fargo Co.	18,300	569,496
Diversified Financial Services
IntercontinentalExchange, Inc. (a)	1,500	168,270
JPMorgan Chase & Co.	12,300	550,425
Total Financials		2,653,197

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - 12.1%
Biotechnology
Celgene Corp. (a)	5,250	$325,290
Gilead Sciences Inc. (a)	7,450	338,826
Vertex Pharmaceuticals Inc. (a)	3,000	122,610
Health Care Equipment & Supplies
Baxter International Inc.	4,700	273,540
Stryker Corp.	4,500	257,490
Health Care Providers & Services
Express Scripts Inc. (a)	3,600	366,336
McKesson Corp.	4,600	302,312
Medco Health Solutions Inc. (a)	7,200	464,832
Pharmaceuticals
Allergan Inc.	4,900	320,068
Total Health Care		2,771,304

INDUSTRIALS - 9.5%
Aerospace & Defense
Precision Castparts Corp.	2,600	329,446
Rockwell Automation, Inc.	4,000	225,440
Air Freight & Logistics
Expeditors International of Washington Inc.	11,700	431,964
Electrical Equipment
Emerson Electric Co.	1,200	60,408
First Solar Inc. (a)	690	84,628
Machinery
Danaher Corp.	10,150	811,087
Trading Companies & Distributors
Fastenal Co.	5,200	249,548
Total Industrials		2,192,521

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment
Juniper Networks, Inc. (a)	23,600	724,048
Qualcomm, Inc.	14,100	592,059
Computers & Peripherals
Apple Inc. (a)	5,085	1,194,619
EMC Corp. (a)	12,700	229,108
International Business Machines Corp.	1,740	223,155
SanDisk Corp. (a)	4,900	169,687
Internet Software & Services
Akamai Technologies, Inc. (a)	4,400	138,204
Baidu, Inc. ADR (a)	330	197,010
Google Inc. (Class A) (a)	2,175	1,233,247
IT Services
Accenture Ltd. (Class A)	7,900	331,405
MasterCard Inc.	1,595	405,130
Visa Inc.	4,100	373,223
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	8,600	115,928
ASML Holding NV NY ADR	7,400	261,960
Marvell Technology Group Ltd. (a)	21,400	436,132
NVIDIA Corp. (a)	12,000	208,560
Software
Microsoft Corp.	15,000	439,050
Total Information Technology		7,272,525

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2010

	Shares	Value
COMMON STOCKS - continued
MATERIALS - 2.4%
Chemicals
Monsanto Co.	2,200	$157,124
Praxair Inc.	4,780	396,740
Total Materials		553,864

TELECOMMUNICATION SERVICES - 3.8%
Wireless Telecommunication Services
American Tower Corp. (Class A) (a)	13,400	570,974
Crown Castle International Corp. (a)	8,000	305,840
Total Telecommunication Services		876,814
Total Common Stocks (Cost $18,362,416)		22,649,918

MONEY MARKET ACCOUNTS (1.4% of portfolio)
SSgA Prime Money Market Fund, 0.05% (b)	319,000	319,000
SSgA Money Market Fund, 0.01% (b)	862	862
Total Money Market Accounts (Cost $319,862)		319,862

TOTAL INVESTMENTS IN SECURITIES (Cost $18,682,278) - 100%		$22,969,780

(a) Non-income producing.
(b) 7-day yield at March 31, 2010.

ADR - American Depository Receipt

At March 31, 2010, the cost of investment securities for tax purposes was $18,724,778.  Net unrealized appreciation of investment securities was $4,245,002 consisting of unrealized gains of $4,346,600 and unrealized losses of $101,598.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$22,649,918	$-	$-	$22,649,918
Cash Equivalents	$319,862	$-	$-	$319,862
	$22,969,780	$-	$-	$22,969,780

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (95.9% of portfolio)
CONSUMER DISCRETIONARY - 18.8%
Auto Components
Cooper Tire & Rubber Co.	150,100	$2,854,902
Multiline Retail
Nordstrom, Inc.	95,000	3,880,750
Restaurants
Brinker International, Inc.	185,000	3,566,800
Cracker Barrel Old Country Store, Inc.	53,100	2,462,778
O'Charley's Inc.	20,660	184,700
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	1,016,880
Total Consumer Discretionary		13,966,810

CONSUMER STAPLES - 10.3%
Food Distribution
United Natural Foods, Inc. (a)	85,100	2,393,863
Food Products
American Italian Pasta Co. (Class A) (a)	21,000	816,270
J.M. Smucker Co. (The)	40,868	2,462,706
Personal Products
Alberto-Culver Co.	76,000	1,987,400
Total Consumer Staples		7,660,239

ENERGY - 10.3%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,332,800
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	3,527,172
Questar Corp.	26,600	1,149,120
St. Mary Land & Exploration Co.	49,000	1,705,690
Total Energy		7,714,782

FINANCIALS - 10.9%
Commercial Banks
Cardinal Financial Corp.	184,000	1,965,120
Middleburg Financial Corp.	75,400	1,137,032
National Bankshares, Inc. (Virginia)	86,000	2,343,500
Southcoast Financial Corp. (a)	51,370	186,216
Valley National Bancorp	105,934	1,628,206
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	131,600	830,396
Total Financials		8,090,470

HEALTH CARE - 3.3%
Health Care Equipment & Supplies
STERIS Corp.	73,000	2,457,180
Total Health Care		2,457,180

INDUSTRIALS - 29.6%
Aerospace & Defense
Triumph Group, Inc.	41,900	2,936,771
Distributers
Applied Industrial Technologies, Inc.	103,450	2,570,732
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	55,700	1,259,934

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates
Carlisle Companies Inc.	70,900	$2,701,290
CLARCOR Inc.	66,200	2,283,238
Standex International Corp.	19,500	502,515
Thomas & Betts Corp. (a)	20,000	784,800
Machinery
Flowserve Corp.	14,500	1,598,915
Manitowoc Co., Inc. (The)	255,200	3,317,600
Regal Beloit Corp.	43,500	2,584,335
Road & Rail
Knight Transportation, Inc.	50,000	1,054,500
Werner Enterprises, Inc.	20,000	463,400
Total Industrials		22,058,030

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment
Belden Inc.	86,750	2,382,155
Computers & Peripherals
Western Digital Corp. (a)	70,000	2,729,300
Total Information Technology		5,111,455

MATERIALS - 5.8%
Chemicals
Olin Corp.	4,000	78,480
Polypore International, Inc. (a)	19,800	345,708
Westlake Chemical Corp.	100,700	2,597,053
Containers & Packaging
Pactiv Corp. (a)	50,000	1,259,000
Total Materials		4,280,241
Total Common Stocks (Cost $49,361,170)		71,339,207

MONEY MARKET ACCOUNTS (4.1% of portfolio)
SSgA Prime Money Market Fund, 0.05% (b)	3,086,000	3,086,000
SSgA Money Market Fund, 0.01% (b)	15	15
Total Money Market Accounts (Cost $3,086,015)		3,086,015

TOTAL INVESTMENTS IN SECURITIES (Cost $52,447,185) - 100%		$74,425,222

(a) Non-income producing.
(b) 7-day yield at March 31, 2010.

At March 31, 2010, the cost of investment securities for tax purposes was $52,447,185.  Net unrealized appreciation of investment securities was $21,978,037 consisting of unrealized gains of $25,127,699 and unrealized losses of $3,149,662.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$71,339,207	$-	$-	$71,339,207
Cash Equivalents	$3,086,015	$-	$-	$3,086,015
	$74,425,222	$-	$-	$74,425,222

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (94.9% of portfolio)
BRAZIL - 0.8%
Vale SA - SP - ADR	34,050	$1,096,069
Total Brazil		1,096,069

BRITAIN - 14.5%
BP PLC	277,450	2,627,452
GlaxoSmithKline PLC	86,850	1,666,644
HSBC Holdings PLC - ADR	47,050	2,384,964
Pearson PLC	189,400	2,976,365
Prudential PLC	64,100	531,928
Unilever PLC	82,550	2,421,355
Vodafone Group PLC	1,155,124	2,672,735
WPP Group PLC	326,550	3,381,348
Total Britain		18,662,791

CHINA - 1.5%
Bank of China Ltd.	3,641,400	1,932,443
Total China		1,932,443

FRANCE - 15.2%
ArcelorMittal	65,400	2,874,301
AXA SA	118,250	2,627,408
Cap Gemini	64,850	3,197,411
Compagnie de Saint-Gobain	49,728	2,385,510
Schneider Electric SA	21,000	2,459,568
Total SA	42,400	2,462,412
Unibail-Rodamco	6,150	1,245,184
Vivendi SA	86,600	2,320,395
Total France		19,572,189

GERMANY - 2.6%
Daimler AG REG	13,500	635,747
Siemens AG REG	26,900	2,695,030
Total Germany		3,330,777

HONG KONG - 4.4%
Hutchison Whampoa Ltd.	434,750	3,174,594
New World Development Co. Ltd.	1,281,450	2,499,602
Total Hong Kong		5,674,196

ITALY - 4.0%
Enel SpA	432,900	2,417,944
Eni SpA	116,700	2,740,605
Total Italy		5,158,549

JAPAN - 20.9%
Bridgestone Corp.	175,750	3,001,606
Daiichi Sankyo Co., Ltd.	98,850	1,851,852
Daiwa Securities Co., Ltd.	360,100	1,895,951
Daito Trust Construction Co., Ltd.	55,300	2,668,191
East Japan Railway Co.	36,350	2,526,661
Kao Corp.	126,100	3,190,002

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Mitsui Sumitomo Insurance Holdings, Inc.	59,105	$1,635,323
Shin Etsu Chemical Co., Ltd.	30,600	1,778,202
Sumitomo Corp.	285,000	3,278,527
Sumitomo Trust & Banking Co.	554,750	3,242,287
Takeda Pharmaceutical Co., Ltd	40,950	1,801,852
Total Japan		26,870,454

NETHERLANDS - 1.0%
Koninklijke DSM NV	27,750	1,235,658
Total Netherlands		1,235,658

NORWAY - 3.9%
Statoil ASA	106,995	2,487,617
Yara International ASA	57,300	2,486,333
Total Norway		4,973,950

REPUBLIC OF SOUTH KOREA - 4.0%
Posco	5,050	2,362,040
SK Telecom Co., Ltd.	6,507	1,000,317
SK Telecom Co., Ltd. - ADR	100,203	1,729,504
Total Republic of South Korea		5,091,861

SINGAPORE - 2.7%
Keppel Corp.	160,100	1,042,258
Singapore Airlines	225,900	2,461,490
Total Singapore		3,503,748

SPAIN - 2.7%
Iberdrola SA	237,600	2,012,138
Telefónica SA	59,950	1,418,675
Total Spain		3,430,813

SWITZERLAND - 14.5%
Adecco SA REG	40,950	2,326,511
Creidt Suisse Group AG	50,100	2,575,960
Givaudan SA REG	2,882	2,527,625
Holcim Ltd.	32,836	2,443,735
Nestlé SA REG	49,550	2,535,040
Novartis AG REG	69,650	3,764,304
Zurich Financial Services Ltd.	10,000	2,566,232
Total Switzerland		18,739,407

THAILAND - 2.2%
PTT Public Company Ltd.	347,150	2,812,844
Total Thailand		2,812,844
Total Common Stocks (Cost $121,994,009)		122,085,749

MONEY MARKET ACCOUNTS (5.1% of portfolio)
SSgA Prime Money Market Fund, 0.05% (a)	6,400,000	$6,400,000
SSgA Money Market Fund, 0.01% (a)	128,632	128,632
Total Money Market Accounts (Cost $6,528,632)		6,528,632

TOTAL INVESTMENTS IN SECURITIES (Cost $128,522,641) - 100%		$128,614,381

(a) 7-day yield at March 31, 2010.

ADR - American Depository Receipt
REG - Registered shares

At March 31, 2010, the cost of investment securities for tax purposes was $129,462,161.  Net unrealized appreciation of investment securities was $847,780 consisting of unrealized gains of $8,793,691 and unrealized losses of $7,945,911.

The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:

• Level 1 - quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$122,085,749	$-	$122,085,749
Cash Equivalents	$6,528,632	$-	$-	$6,528,632
	$6,528,632	$122,085,749	$-	$128,614,381

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (96.8% of portfolio)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	48,605	$614,367
Johnson Controls, Inc. (b)	135,471	4,469,188
Total Auto Components		5,083,555

Automobiles - 0.5%
Ford Motor Co. (a)	679,797	8,545,048
Harley-Davidson, Inc. (b)	47,092	1,321,873
Total Automobiles		9,866,921

Distributors - 0.1%
Genuine Parts Co. (b)	32,247	1,362,113
Total Distributors		1,362,113

Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	25,934	1,589,495
DeVry, Inc. (b)	12,640	824,128
H&R Block, Inc.	67,406	1,199,827
Total Diversified Consumer Services		3,613,450

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	87,868	3,416,308
Darden Restaurants, Inc. (b)	28,429	1,266,227
International Game Technology (b)	59,686	1,101,207
Marriott International, Inc. Class A (b)	51,197	1,613,729
McDonald's Corp.	217,414	14,505,862
Starbucks Corp. (a)(b)	150,448	3,651,373
Starwood Hotels & Resorts Worldwide, Inc. (b)	37,947	1,769,848
Wyndham Worldwide Corp. (b)	35,864	922,781
Wynn Resorts, Ltd.	13,971	1,059,421
Yum! Brands, Inc. (b)	94,775	3,632,726
Total Hotels, Restaurants, & Leisure		32,939,482

Household Durables - 0.4%
D.R. Horton, Inc.	55,394	697,964
Fortune Brands, Inc. (b)	30,572	1,483,048
Harman International Industries, Inc. (a)(b)	13,923	651,318
Leggett & Platt, Inc. (b)	30,358	656,947
Lennar Corp. Class A	32,497	559,273
Newell Rubbermaid, Inc. (b)	55,733	847,142
Pulte Homes, Inc. (a)	63,550	714,937
Stanley Black & Decker, Inc.	32,268	1,852,506
Whirlpool Corp.	15,039	1,312,153
Total Household Durables		8,775,288

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	69,082	9,376,500
Expedia, Inc. (b)	42,439	1,059,277
priceline.com, Inc. (a)	9,181	2,341,155
Total Internet & Catalog Retail		12,776,932

Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (a)(b)	53,284	308,514
Hasbro, Inc.	24,999	956,962
Mattel, Inc. (b)	73,182	1,664,159
Total Leisure Equipment & Products		2,929,635

Media - 2.9%
CBS Corp. Class B (b)	136,762	1,906,462
Comcast Corp. Class A (b)	573,512	10,793,496
DIRECTV Class A (a)	189,089	6,393,099
Discovery Communications, Inc. (a)(b)	57,220	1,933,464

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Gannett Co., Inc.	48,072	$794,150
Interpublic Group of Cos., Inc. (a)(b)	99,201	825,352
The McGraw-Hill Cos., Inc.	63,585	2,266,805
Meredith Corp.	7,235	248,956
The New York Times Co. Class A (a)	24,016	267,298
News Corp. Class A (b)	455,652	6,565,945
Omnicom Group, Inc. (b)	62,915	2,441,731
Scripps Networks Interactive, Inc. Class A (b)	17,944	795,817
Time Warner Cable, Inc. (b)	71,342	3,803,242
Time Warner, Inc.	232,551	7,271,870
Viacom, Inc. Class B (a)(b)	122,834	4,223,033
The Walt Disney Co. (b)	391,508	13,667,544
The Washington Post Co. Class B	1,252	556,114
		64,754,378
Multiline Retail - 1.9%
Big Lots, Inc. (a)	16,913	615,972
Family Dollar Stores, Inc. (b)	28,170	1,031,304
J.C. Penney Co., Inc. (b)	47,931	1,541,940
Kohl's Corp. (a)	61,809	3,385,897
Macy's, Inc. (b)	84,900	1,848,273
Nordstrom, Inc.	33,577	1,371,620
Sears Holdings Corp. (a)	9,879	1,071,180
Target Corp. (b)	152,083	7,999,566
Wal-Mart Stores, Inc.	431,047	23,966,213
Total Multiline Retail		42,831,965

Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	17,986	820,881
AutoNation, Inc. (a)	18,691	337,933
AutoZone, Inc. (a)(b)	6,045	1,046,329
Bed Bath & Beyond, Inc. (a)(b)	53,101	2,323,700
Best Buy Co., Inc.	69,076	2,938,493
GameStop Corp. Class A (a)(b)	33,806	740,690
The Gap, Inc.	96,430	2,228,497
The Home Depot, Inc.	343,649	11,117,045
Limited Brands, Inc. (b)	54,351	1,338,122
Lowe's Cos., Inc.	297,601	7,213,848
O'Reilly Automotive, Inc. (a)(b)	27,733	1,156,744
Office Depot, Inc. (a)(b)	56,343	449,617
RadioShack Corp.	25,018	566,157
Ross Stores, Inc. (b)	24,939	1,333,488
The Sherwin-Williams Co. (b)	18,711	1,266,361
Staples, Inc. (b)	146,968	3,437,582
The TJX Cos., Inc. (b)	84,950	3,612,074
Tiffany & Co.	25,327	1,202,779
Urban Outfitters, Inc. (a)	26,177	995,511
Total Specialty Retail		44,125,851

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (b)	63,666	2,516,080
NIKE, Inc. Class B	78,843	5,794,961
Polo Ralph Lauren Corp.	11,591	985,699
VF Corp. (b)	17,969	1,440,215
Total Textiles, Apparel, & Luxury Goods		10,736,955
Total Consumer Discretionary		239,796,525

CONSUMER STAPLES - 9.8%
Beverages - 2.5%
Brown-Forman Corp. Class B (b)	22,094	1,313,488
The Coca-Cola Co.	465,673	25,612,015
Coca-Cola Enterprises, Inc.	64,362	1,780,253
Constellation Brands, Inc. (a)	40,667	668,565
Dr Pepper Snapple Group, Inc.	51,155	1,799,121
Molson Coors Brewing Co. Class B	31,860	1,340,032
PepsiCo, Inc. (b)	329,941	21,828,897
Total Beverages		54,342,371

Food & Staples Retailing - 1.5%
CVS Caremark Corp. (b)	281,046	10,275,042
Costco Wholesale Corp.	88,626	5,291,858

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
The Kroger Co.	131,608	$2,850,629
SUPERVALU, Inc. (b)	43,040	717,907
Safeway, Inc.	78,839	1,959,938
Sysco Corp. (b)	119,857	3,535,782
Walgreen Co. (b)	199,192	7,388,031
Whole Foods Market, Inc. (a)	34,424	1,244,428
Total Food & Staples Retailing		33,263,615

Food Products - 1.6%
Archer Daniels Midland Co.	130,127	3,760,670
Campbell Soup Co. (b)	38,321	1,354,647
ConAgra Foods, Inc. (b)	89,353	2,240,080
Dean Foods Co. (a)(b)	36,292	569,421
General Mills, Inc.	66,468	4,705,270
H.J. Heinz Co.	63,738	2,907,090
The Hershey Co. (b)	33,465	1,432,637
Hormel Foods Corp. (b)	14,191	596,164
The J.M. Smucker Co.	23,938	1,442,504
Kellogg Co. (b)	51,553	2,754,477
Kraft Foods, Inc. Class A	350,578	10,601,479
McCormick & Co., Inc. (b)	26,655	1,022,486
Sara Lee Corp. (b)	140,421	1,956,064
Tyson Foods, Inc. Class A (b)	61,941	1,186,170
Total Food Products		36,529,159

Household Products - 2.4%
Colgate-Palmolive Co. (b)	99,809	8,509,715
The Clorox Co.	28,426	1,823,244
Kimberly-Clark Corp.	84,098	5,288,082
The Procter & Gamble Co.	586,712	37,121,268
Total Household Products		52,742,309

Personal Products - 0.3%
Avon Products, Inc. (b)	86,546	2,931,313
The Estee Lauder Cos., Inc. Class A	24,028	1,558,696
Mead Johnson Nutrition Co.	41,182	2,142,700
Total Personal Products		6,632,709

Tobacco - 1.5%
Altria Group, Inc. (b)	419,869	8,615,712
Lorillard, Inc.	31,370	2,360,279
Philip Morris International, Inc.	380,019	19,821,791
Reynolds American, Inc. (b)	34,302	1,851,622
Total Tobacco		32,649,404
Total Consumer Staples		216,159,567

ENERGY - 10.5%
Energy Equipment & Services - 1.7%
BJ Services Co.	59,107	1,264,890
Baker Hughes, Inc. (b)	62,874	2,945,018
Cameron International Corp. (a)	49,232	2,110,084
Diamond Offshore Drilling, Inc. (b)	14,037	1,246,626
FMC Technologies, Inc. (a)(b)	24,763	1,600,433
Halliburton Co.	182,600	5,501,738
Helmerich & Payne, Inc.	21,307	811,371
Nabors Industries Ltd. (a)	57,259	1,123,994
National Oilwell Varco, Inc.	84,645	3,434,894
Rowan Cos., Inc. (a)(b)	23,256	676,982
Schlumberger Ltd.	241,775	15,343,041
Smith International, Inc.	50,034	2,142,456
Total Energy Equipment & Services		38,201,527

Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	99,492	7,246,002
Apache Corp.	68,039	6,905,959
Cabot Oil & Gas Corp. (b)	20,805	765,624
Chesapeake Energy Corp.	131,403	3,106,367

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Chevron Corp.	405,646	$30,760,136
ConocoPhillips	300,172	15,359,801
CONSOL Energy, Inc.	36,462	1,555,469
Denbury Resources, Inc. (a)(b)	79,884	1,347,643
Devon Energy Corp.	90,142	5,807,849
EOG Resources, Inc. (b)	51,103	4,749,513
El Paso Corp.	141,094	1,529,459
Exxon Mobil Corp.	953,586	63,871,190
Hess Corp.	58,719	3,672,873
Marathon Oil Corp. (b)	143,207	4,531,070
Massey Energy Co.	19,194	1,003,654
Murphy Oil Corp.	38,677	2,173,261
Noble Energy, Inc.	35,151	2,566,023
Occidental Petroleum Corp. (b)	164,073	13,870,731
Peabody Energy Corp.	54,337	2,483,201
Pioneer Natural Resources Co. (b)	23,223	1,307,919
Range Resources Corp. (b)	32,021	1,500,824
Southwestern Energy Co. (a)	69,753	2,840,342
Spectra Energy Corp. (b)	131,122	2,954,179
Sunoco, Inc.	23,728	704,959
Tesoro Corp. (b)	28,979	402,808
Valero Energy Corp. (b)	114,054	2,246,864
The Williams Cos., Inc.	118,051	2,726,978
XTO Energy, Inc.	117,681	5,552,190
Total Oil, Gas, & Consumable Fuels		193,542,888
Total Energy		231,744,415

FINANCIALS - 16.0%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	51,465	2,334,452
The Bank of New York Mellon Corp. (b)	243,747	7,526,907
The Charles Schwab Corp. (b)	197,105	3,683,893
E*TRADE Financial Corp. (a)	317,907	524,547
Federated Investors, Inc. Class B (b)	18,116	477,900
Franklin Resources, Inc.	30,032	3,330,549
The Goldman Sachs Group, Inc.	106,243	18,128,243
Invesco Ltd.	86,311	1,891,074
Janus Capital Group, Inc. (b)	36,685	524,229
Legg Mason, Inc.	32,929	944,075
Morgan Stanley	282,146	8,264,056
Northern Trust Corp.	48,967	2,705,916
State Street Corp.	100,209	4,523,434
T Rowe Price Group, Inc.	52,195	2,867,071
Total Capital Markets		57,726,346

Commercial Banks - 3.0%
BB&T Corp.	139,348	4,513,482
Comerica, Inc. (b)	35,146	1,336,954
Fifth Third Bancorp	161,158	2,190,137
First Horizon National Corp. (a)(b)	45,053	632,992
Huntington Bancshares, Inc.	145,740	782,624
KeyCorp	178,242	1,381,376
M&T Bank Corp. (b)	16,746	1,329,297
Marshall & Ilsley Corp.	105,640	850,402
PNC Financial Services Group, Inc. (c)	104,439	6,235,008
Regions Financial Corp.	241,386	1,894,880
SunTrust Banks, Inc.	101,133	2,709,353
U.S. Bancorp	386,715	10,008,184
Wells Fargo & Co.	1,046,055	32,553,232
Zions BanCorp.	30,114	657,087
Total Commercial Banks		67,075,008

Consumer Finance - 0.8%
American Express Co.	241,533	9,965,652
Capital One Financial Corp.	91,797	3,801,314
Discover Financial Services (b)	109,387	1,629,866
SLM Corp. (a)	97,448	1,220,049
Total Consumer Finance		16,616,881

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Diversified Financial Services - 4.5%
Bank of America Corp.	2,025,622	$36,157,353
CME Group, Inc.	13,460	4,254,840
Citigroup, Inc. (a)	3,966,653	16,064,945
IntercontinentalExchange, Inc. (a)(b)	14,838	1,664,527
JPMorgan Chase & Co.	802,215	35,899,121
Leucadia National Corp. (a)(b)	38,525	955,805
Moody's Corp. (b)	39,532	1,176,077
The NASDAQ OMX Group, Inc. (a)	29,596	625,067
NYSE Euronext (b)	52,506	1,554,703
Total Diversified Financial Services		98,352,438

Insurance - 3.8%
Aon Corp. (b)	54,084	2,309,928
Aflac, Inc. (b)	94,768	5,144,955
The Allstate Corp.	108,168	3,494,908
American International Group, Inc. (a)(b)	27,346	933,592
Assurant, Inc.	23,345	802,601
Berkshire Hathaway, Inc. Class B (a)(b)	334,166	27,157,671
Chubb Corp. (b)	66,517	3,448,906
Cincinnati Financial Corp. (b)	32,753	946,562
Genworth Financial, Inc. Class A (a)	98,401	1,804,674
Hartford Financial Services Group, Inc.	89,580	2,545,864
Lincoln National Corp.	61,225	1,879,607
Loews Corp.	71,877	2,679,575
Marsh & McLennan Cos., Inc.	107,231	2,618,581
MetLife, Inc.	165,610	7,177,537
Principal Financial Group, Inc. (b)	64,851	1,894,298
The Progressive Corp.	135,129	2,579,613
Prudential Financial, Inc.	93,803	5,675,081
Torchmark Corp.	16,618	889,229
The Travelers Cos., Inc. (b)	103,870	5,602,748
Unum Group	67,469	1,671,207
XL Capital Ltd. Class A	68,778	1,299,904
Total Insurance		82,557,041

Real Estate Investment Trusts (REITs) - 1.2%
Apartment Investment & Management Co.	24,068	443,092
AvalonBay Communities, Inc.	16,401	1,416,226
Boston Properties, Inc.	27,987	2,111,339
Equity Residential	56,776	2,222,781
HCP, Inc. (b)	59,581	1,966,173
Health Care REIT, Inc.	24,848	1,123,875
Host Hotels & Resorts, Inc. (b)	131,469	1,926,021
Kimco Realty Corp.	81,521	1,274,989
Plum Creek Timber Co., Inc. (b)	32,756	1,274,536
ProLogis	95,351	1,258,633
Public Storage	27,489	2,528,713
Simon Property Group, Inc.	58,493	4,907,563
Ventas, Inc. (b)	31,855	1,512,475
Vornado Realty Trust (b)	31,820	2,408,774
Total Real Estate Investment Trusts (REITs)		26,375,190

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	54,190	858,912
Total Real Estate Management & Development		858,912

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	95,265	1,348,952
People's United Financial, Inc.	75,648	1,183,135
Total Thrifts & Mortgage Finance		2,532,087
Total Financials		352,093,903

HEALTH CARE - 11.8%
Biotechnology - 1.5%
Amgen, Inc. (a)(b)	197,913	11,827,281
Biogen Idec, Inc. (a)	54,479	3,124,915
Celgene Corp. (a)(b)	92,955	5,759,492
Cephalon, Inc. (a)(b)	15,137	1,025,986
Genzyme Corp. (a)	53,824	2,789,698

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Gilead Sciences, Inc. (a)(b)	182,311	$8,291,504
Total Biotechnology		32,818,876

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	121,849	7,091,612
Becton Dickinson & Co.	47,703	3,755,657
Boston Scientific Corp. (a)(b)	306,299	2,211,479
C.R. Bard, Inc. (b)	19,416	1,681,814
CareFusion Corp. (a)	35,572	940,168
DENTSPLY International, Inc. (b)	29,956	1,043,967
Hospira, Inc. (a)	32,998	1,869,337
Intuitive Surgical, Inc. (a)	7,846	2,731,428
Medtronic, Inc.	223,266	10,053,668
St. Jude Medical, Inc. (a)(b)	65,925	2,706,221
Stryker Corp.	57,254	3,276,074
Varian Medical Systems, Inc. (a)(b)	24,916	1,378,602
Zimmer Holdings, Inc. (a)(b)	43,112	2,552,230
Total Health Care Equipment & Supplies		41,292,257

Health Care Providers & Services - 2.1%
Aetna, Inc. (b)	87,297	3,064,998
AmerisourceBergen Corp. (b)	57,316	1,657,579
CIGNA Corp.	55,622	2,034,653
Cardinal Health, Inc.	73,226	2,638,333
Coventry Health Care, Inc. (a)(b)	30,271	748,299
DaVita, Inc. (a)	20,804	1,318,973
Express Scripts, Inc. (a)	55,633	5,661,214
Humana, Inc. (a)	34,253	1,602,013
Laboratory Corp. of America Holdings (a)(b)	21,252	1,608,989
McKesson Corp.	54,306	3,568,990
Medco Health Solutions, Inc. (a)	93,844	6,058,568
Patterson Cos., Inc. (b)	18,873	586,006
Quest Diagnostics, Inc. (b)	30,493	1,777,437
Tenet Healthcare Corp. (a)	89,297	510,779
UnitedHealth Group, Inc. (a)	234,013	7,645,205
WellPoint, Inc. (a)	89,784	5,780,294
Total Health Care Providers & Services		46,262,330

Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	36,406	1,902,942
Millipore Corp. (a)(b)	11,259	1,188,950
PerkinElmer, Inc.	23,493	561,483
Thermo Fisher Scientific, Inc. (a)	82,714	4,254,808
Waters Corp. (a)(b)	19,024	1,284,881
Total Life Sciences Tools & Services		9,193,064

Pharmaceuticals - 5.9%
Abbott Laboratories	313,447	16,512,388
Allergan, Inc.	62,224	4,064,472
Bristol-Myers Squibb Co.	346,235	9,244,475
Eli Lilly & Co. (b)	204,770	7,416,769
Forest Laboratories, Inc. (a)(b)	60,874	1,909,009
Johnson & Johnson	555,880	36,243,376
King Pharmaceuticals, Inc. (a)	50,653	595,679
Merck & Co., Inc.	628,982	23,492,478
Mylan, Inc. (a)(b)	61,932	1,406,476
Pfizer, Inc.	1,630,290	27,959,473
Watson Pharmaceuticals, Inc. (a)(b)	21,716	907,077
Total Pharmaceuticals		129,751,672
Total Health Care		259,318,199

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
The Boeing Co. (b)	152,786	11,093,791
General Dynamics Corp.	78,006	6,022,063
Goodrich Corp.	25,169	1,774,918
Honeywell International, Inc. (b)	154,261	6,983,395
ITT Corp. (b)	36,867	1,976,440
L-3 Communications Holdings, Inc.	23,430	2,146,891
Lockheed Martin Corp. (b)	63,784	5,308,105

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Northrop Grumman Corp. (b)	61,271	$4,017,539
Precision Castparts Corp. (b)	28,566	3,619,598
Raytheon Co.	76,700	4,381,104
Rockwell Collins, Inc. (b)	31,652	1,981,099
United Technologies Corp. (b)	189,223	13,928,705
Total Aerospace & Defense		63,233,648

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	33,785	1,886,892
Expeditors International of Washington, Inc. (b)	43,037	1,588,926
FedEx Corp. (b)	63,274	5,909,792
United Parcel Service, Inc. Class B (b)	200,637	12,923,029
Total Air Freight & Logistics		22,308,639

Airlines - 0.1%
Southwest Airlines Co. (b)	150,333	1,987,402
Total Airlines		1,987,402

Building Products - 0.1%
Masco Corp.	72,068	1,118,496
Total Building Products		1,118,496

Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (b)	22,865	832,515
Cintas Corp. (b)	26,331	739,638
Iron Mountain, Inc.	36,926	1,011,772
Pitney Bowes, Inc. (b)	42,240	1,032,768
R.R. Donnelley & Sons Co.	41,233	880,325
Republic Services, Inc.	65,120	1,889,782
Stericycle, Inc. (a)(b)	17,183	936,474
Waste Management, Inc. (b)	98,180	3,380,337
Total Commercial Services & Supplies		10,703,611

Construction & Engineering - 0.2%
Fluor Corp.	36,274	1,687,104
Jacobs Engineering Group, Inc. (a)(b)	25,372	1,146,560
Quanta Services, Inc. (a)(b)	42,117	806,962
Total Construction & Engineering		3,640,626

Electrical Equipment - 0.5%
Emerson Electric Co. (b)	152,124	7,657,922
First Solar, Inc. (a)(b)	9,839	1,206,754
Rockwell Automation, Inc. (b)	28,734	1,619,448
Roper Industries, Inc. (b)	18,817	1,088,375
Total Electrical Equipment		11,572,499

Industrial Conglomerates - 2.4%
3M Co.	143,662	12,005,833
General Electric Co.	2,154,444	39,210,881
Textron, Inc. (b)	54,796	1,163,319
Total Industrial Conglomerates		52,380,033

Machinery - 1.6%
Caterpillar, Inc. (b)	126,026	7,920,734
Cummins, Inc. (b)	40,565	2,513,002
Danaher Corp. (b)	52,838	4,222,285
Deere & Co. (b)	85,653	5,092,927
Dover Corp. (b)	37,782	1,766,309
Eaton Corp. (b)	33,512	2,539,204
Flowserve Corp.	11,217	1,236,899
Illinois Tool Works, Inc. (b)	78,159	3,701,610
PACCAR, Inc. (b)	73,407	3,181,459
Pall Corp.	23,852	965,767
Parker Hannifin Corp.	32,382	2,096,411
Snap-on, Inc.	11,836	512,972
Total Machinery		35,749,579

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	10,410	774,712
Equifax, Inc. (b)	25,348	907,459

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Monster Worldwide, Inc. (a)(b)	25,836	$429,136
Robert Half International, Inc. (b)	30,282	921,481
Total Professional Services		3,032,788

Road & Rail - 0.7%
CSX Corp. (b)	78,927	4,017,384
Norfolk Southern Corp. (b)	74,613	4,170,121
Ryder System, Inc.	10,998	426,283
Union Pacific Corp.	102,124	7,485,689
Total Road & Rail		16,099,477

Trading Companies & Distributors - 0.1%
Fastenal Co. (b)	26,670	1,279,893
W.W. Grainger, Inc. (b)	12,508	1,352,365
Total Trading Companies & Distributors		2,632,258
Total Industrials		224,459,056

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	1,156,606	30,106,454
Harris Corp. (b)	26,328	1,250,317
JDS Uniphase Corp. (a)(b)	44,612	558,988
Juniper Networks, Inc. (a)(b)	106,277	3,260,578
Motorola, Inc. (a)	467,653	3,282,924
QUALCOMM, Inc.	339,244	14,244,856
Tellabs, Inc.	76,840	581,679
Total Communications Equipment		53,285,796

Computers & Peripherals - 5.6%
Apple, Inc. (a)	183,102	43,016,153
Dell, Inc. (a)	348,287	5,227,788
EMC Corp. (a)(b)	414,227	7,472,655
Hewlett-Packard Co. (b)	475,565	25,276,280
International Business Machines Corp. (b)	262,399	33,652,672
Lexmark International, Inc. Class A (a)(b)	15,605	563,028
NetApp, Inc. (a)	69,418	2,260,250
QLogic Corp. (a)(b)	23,399	475,000
SanDisk Corp. (a)(b)	46,009	1,593,292
Teradata Corp. (a)	33,949	980,786
Western Digital Corp. (a)	46,021	1,794,359
Total Computers & Peripherals		122,312,263

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)	70,266	2,416,448
Amphenol Corp. Class A	34,849	1,470,279
Corning, Inc.	314,499	6,356,025
FLIR Systems, Inc. (a)	30,683	865,261
Jabil Circuit, Inc. (b)	39,243	635,344
Molex, Inc. (b)	27,761	579,094
Total Electronic Equipment, Instruments, & Components		12,322,451

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(b)	34,970	1,098,408
eBay, Inc. (a)(b)	228,009	6,144,843
Google, Inc. Class A (a)	48,794	27,666,686
VeriSign, Inc. (a)	37,352	971,525
Yahoo!, Inc. (a)(b)	240,848	3,981,217
Total Internet Software & Services		39,862,679

IT Services - 1.4%
Automatic Data Processing, Inc. (b)	101,987	4,535,362
Cognizant Technology Solutions Corp. Class A (a)(b)	59,976	3,057,577
Computer Sciences Corp. (a)	31,043	1,691,533
Fidelity National Information Services, Inc.	66,377	1,555,877
Fiserv, Inc. (a)(b)	30,920	1,569,499
MasterCard, Inc. Class A	19,467	4,944,618
Paychex, Inc. (b)	65,259	2,003,451
SAIC, Inc. (a)(b)	61,253	1,084,178
Total System Services, Inc. (b)	39,638	620,731
Visa, Inc. Class A (b)	90,238	8,214,365

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
The Western Union Co. (b)	138,369	$2,346,738
Total IT Services		31,623,929

Office Electronics - 0.1%
Xerox Corp.	273,683	2,668,409
Total Office Electronics		2,668,409

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	114,752	1,063,751
Altera Corp. (b)	59,822	1,454,273
Analog Devices, Inc.	59,921	1,726,923
Applied Materials, Inc.	270,769	3,649,966
Broadcom Corp. Class A	87,311	2,896,979
Intel Corp.	1,115,941	24,840,847
KLA-Tencor Corp. (b)	34,633	1,070,853
LSI Corp. (a)	133,993	820,037
Linear Technology Corp. (b)	45,408	1,284,138
MEMC Electronic Materials, Inc. (a)(b)	45,504	697,576
Microchip Technology, Inc. (b)	36,996	1,041,807
Micron Technology, Inc. (a)	172,449	1,791,745
NVIDIA Corp. (a)	111,702	1,941,381
National Semiconductor Corp.	47,635	688,326
Novellus Systems, Inc. (a)(b)	19,704	492,600
Teradyne, Inc. (a)(b)	35,964	401,718
Texas Instruments, Inc. (b)	251,127	6,145,078
Xilinx, Inc. (b)	55,940	1,426,470
Total Semiconductors & Semiconductor Equipment		53,434,468

Software - 3.9%
Adobe Systems, Inc. (a)	105,677	3,737,795
Autodesk, Inc. (a)	46,621	1,371,590
BMC Software, Inc. (a)(b)	37,049	1,407,862
CA, Inc.	79,559	1,867,250
Citrix Systems, Inc. (a)(b)	37,151	1,763,558
Compuware Corp. (a)(b)	45,978	386,215
Electronic Arts, Inc. (a)(b)	66,073	1,232,922
Intuit, Inc. (a)(b)	63,631	2,185,089
McAfee, Inc. (a)	31,920	1,280,950
Microsoft Corp. (b)	1,541,219	45,111,480
Novell, Inc. (a)(b)	71,638	429,112
Oracle Corp.	789,694	20,287,239
Red Hat, Inc. (a)	37,914	1,109,743
Salesforce.com, Inc. (a)(b)	22,290	1,659,490
Symantec Corp. (a)	163,295	2,762,951
Total Software		86,593,246
Total Information Technology		402,103,241

MATERIALS - 3.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	42,946	3,175,857
Airgas, Inc.	16,738	1,064,871
CF Industries Holdings, Inc.	9,918	904,323
The Dow Chemical Co. (b)	232,105	6,863,345
EI du Pont de Nemours & Co. (b)	182,753	6,805,722
Eastman Chemical Co. (b)	14,579	928,391
Ecolab, Inc.	47,900	2,105,205
FMC Corp. (b)	14,707	890,362
International Flavors & Fragrances, Inc. (b)	16,142	769,489
Monsanto Co.	110,282	7,876,340
PPG Industries, Inc.	33,619	2,198,683
Praxair, Inc.	61,961	5,142,763
Sigma-Aldrich Corp. (b)	24,499	1,314,616
Total Chemicals		40,039,967

Construction Materials - 0.1%
Vulcan Materials Co. (b)	25,402	1,199,990
Total Construction Materials		1,199,990

Containers & Packaging - 0.2%
Ball Corp.	19,117	1,020,465

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Bemis Co., Inc.	21,885	$628,537
Owens-Illinois, Inc. (a)(b)	33,877	1,203,989
Pactiv Corp. (a)(b)	27,082	681,925
Sealed Air Corp. (b)	32,383	682,634
Total Containers & Packaging		4,217,550

Metals & Mining - 1.1%
AK Steel Holding Corp.	21,927	501,251
Alcoa, Inc. (b)	205,629	2,928,157
Allegheny Technologies, Inc. (b)	19,986	1,079,044
Cliffs Natural Resources, Inc. (b)	27,217	1,931,046
Freeport-McMoRan Copper & Gold, Inc. (b)	86,879	7,257,872
Newmont Mining Corp.	99,263	5,055,465
Nucor Corp. (b)	63,727	2,891,931
Titanium Metals Corp. (a)	17,538	290,955
United States Steel Corp. (b)	29,088	1,847,670
Total Metals & Mining		23,783,391

Paper & Forest Products - 0.2%
International Paper Co.	87,241	2,147,001
MeadWestvaco Corp. (b)	34,856	890,571
Weyerhaeuser Co. (b)	42,636	1,930,132
Total Paper & Forest Products		4,967,704
Total Materials		74,208,602

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
AT&T, Inc. (b)	1,192,242	30,807,533
CenturyTel, Inc.	60,486	2,144,834
Frontier Communications Corp. (b)	63,960	475,862
Qwest Communications International, Inc.	299,089	1,561,245
Verizon Communications, Inc. (b)	572,947	17,772,816
Windstream Corp. (b)	91,737	999,016
Total Diversified Telecommunication Services		53,761,306

Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	81,183	3,459,208
MetroPCS Communications, Inc. (a)(b)	51,907	367,501
Sprint Nextel Corp. (a)	599,609	2,278,514
Total Wireless Telecommunication Services		6,105,223
Total Telecommunication Services		59,866,529

UTILITIES - 3.3%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	34,178	786,094
American Electric Power Co., Inc.	96,796	3,308,487
Duke Energy Corp. (b)	264,194	4,311,646
Edison International	65,624	2,242,372
Entergy Corp.	38,295	3,115,298
Exelon Corp. (b)	133,458	5,846,795
FPL Group, Inc.	83,645	4,042,563
FirstEnergy Corp.	61,805	2,415,958
Northeast Utilities	35,718	987,246
PPL Corp. (b)	76,359	2,115,908
Pepco Holdings, Inc. (b)	44,898	770,001
Pinnacle West Capital Corp. (b)	20,328	766,975
Progress Energy, Inc. (b)	57,328	2,256,430
Southern Co. (b)	165,495	5,487,814
Total Electric Utilities		38,453,587

Gas Utilities - 0.2%
EQT Corp.	29,038	1,190,558
Nicor, Inc.	9,098	381,388
Oneok, Inc.	21,306	972,619
Questar Corp.	35,495	1,533,384
Total Gas Utilities		4,077,949

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	134,486	1,479,346

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Constellation Energy Group, Inc.	40,489	$1,421,569
NRG Energy, Inc. (a)	25,716	537,464
Total Independent Power Producers & Energy Traders		3,438,379

Multi-Utilities - 1.2%
Ameren Corp.	47,612	1,241,721
CMS Energy Corp. (b)	46,731	722,461
Centerpoint Energy, Inc. (b)	78,893	1,132,903
Consolidated Edison, Inc. (b)	56,684	2,524,705
DTE Energy Co. (b)	33,526	1,495,260
Dominion Resources, Inc. (b)	121,044	4,976,119
Integrys Energy Group, Inc. (b)	15,325	726,099
NiSource, Inc. (b)	55,518	877,184
PG&E Corp. (b)	74,852	3,175,222
Public Service Enterprise Group, Inc.	102,375	3,022,110
SCANA Corp. (b)	22,356	840,362
Sempra Energy	49,926	2,491,307
TECO Energy, Inc.	43,695	694,314
Wisconsin Energy Corp. (b)	23,491	1,160,690
Xcel Energy, Inc. (b)	91,939	1,949,107
Total Multi-Utilities		27,029,564
Total Utilities		72,999,479
Total Long-Term Investments (Cost - $2,050,912,391) - 96.8%		2,132,749,516

SHORT-TERM SECURITIES (18.2% of portfolio)
MONEY MARKET FUNDS - 17.9%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.18% (c)(d)(e)	343,925,790	343,925,790
Prime, SL Agency Shares, 0.16% (c)(d)(e)	51,087,689	51,087,689
Total Money Market Funds		395,013,479

	Par
	(000)	Value
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bill, 0.14%, 6/24/10 (f)(g)	$7,250	$7,247,716
Total U.S. Treasury Obligations		7,247,716
Total Short-Term Securities (Cost $402,260,925)		402,261,195
TOTAL INVESTMENTS IN SECURITIES (Cost $2,453,173,316*) - 115.0%		$2,535,010,711
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%		(331,240,241)
NET ASSETS - 100%		$2,203,770,470
_______________________________
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,507,228,490
Gross unrealized appreciation	$439,748,357
Gross unrealized depreciation	(411,966,136)
Net unrealized appreciation	$27,782,221

(a) Non-income producing security.
(b) All or a portion of this security is on loan.

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2010
(Unaudited)

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of theInvestment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
	Cost	Cost	Loss	Income
BlackRock Cash Funds: Institutional	$1,480,111,811	-	-	$166,025
BlackRock Cash Funds: Prime	$246,678,781	-	-	$24,472
PNC Financial Services Group, Inc.	$590,909	-	-	$9,343

(d)	Represents the seven-day yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.

·
For Master Portfolio compliance purposes, the Master Portfolio‘s sector or industry classifications refer to any one or more of the sector classificatons or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector classifications or industry sub-classifications for reporting ease.

·	Financial futures contracts purchased as of March 31, 2010 were as follows:

					Unrealized
Contracts	Issue	Exchange	Expiration Date	Face Value	Appreciation
1,211	S&P 500 Index	Chicago	June 2010	$70,552,860	$1,257,251

·	The total notional amounts of open financial futures contracts as of March 31, 2010 was $70,552,860.

·	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
· Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
·
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

·
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Investment Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments1:
Common Stocks	$2,132,749,516	-	-	$2,132,749,516
Short-Term Securities:
Money Market Funds	395,013,479	-	-	395,013,479
U.S. Government Obligations	-	$7,247,716	-	7,247,716
Total	$2,527,762,995	$7,247,716	-	$2,535,010,711

	Derivative Financial Instruments2
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$1,257,251	-	-	$1,257,251
Total	$1,257,251	-	-	$1,257,251

1	See above Schedule of Investments for values in each sector and industry.
2	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.
(a)           Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)           Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	Director and President
Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	Director and President
Date:	May 28, 2010

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 28, 2010